[AIM LOGO APPEARS HERE]        Dear Shareholder:
--Registered Trademark--
                               After the aggressive measures taken by the
             [PHOTO OF         Federal Reserve Board in 2001 to reduce
          Robert H. Graham,    short-term interest rates, the first quarter
           Chairman of the     of 2002 provided signs that the recession was
LETTER    Board of the Fund    ending. The overnight fed funds rate, which
TO OUR      APPEARS HERE]      is the rate banks charge one another for
SHAREHOLDERS                   overnight loans, was cut from 6.5% to 1.75% in
               the course of 11 rate cuts throughout 2001. Such actions in the past have taken six to nine months to affect the economy, but by the fourth quarter, many economic indicators were turning around. Gross Domestic Product (GDP), the broadest measure of economic activity, had contracted at an annualized rate of 1.3% in the third quarter of 2001. It grew at a surprisingly strong rate of 1.7% in the fourth quarter of 2001. And initial estimates for the first of 2002 quarter show a rise of approximately 5.8%.
                Equity markets continued to vacillate, filled with uncertainty about the near-term. However, investors have begun to behave as if the signs of a recovering economy mean improved prospects for investing. In the first quarter of 2002 investors on average have slightly reduced holdings in money market investments in favor of the capital markets.

               FUND PROVIDES HAVEN DURING UNCERTAINTY

               For the fiscal year ended March 31, 2002, the performance of Tax-Free Investments Co. Cash Reserve Portfolio, Institutional Class, compared favorably with the performance reported for its comparative indexes, as shown in the table. (Had the advisor not waived fees and expenses during the reporting period, performance would have been lower.) The portfolio also maintained the quality of its holdings, consistent with its triple-A credit rating, the highest given by Moody's Investors Service, Standard & Poor's, and Fitch ICBA.
                Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high-quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in rule 2a-7 under the Investment Company Act of 1940. Net assets of the Institutional Class of the portfolio stood at $1.2 billion at the close of the reporting period. The triple-A rating is based on the portfolio's credit quality, composition, management, and weekly portfolio reviews. As with any money market fund, an investment is not guaranteed by the FDIC, the Federal Reserve Board, or any other government agency. There can be no assurance the portfolio will be able to maintain a stable net asset value of $1.00 per share. Past performance cannot guarantee comparable future results.


               YIELDS AS OF 3/31/02
                                               MONTHLY       SEVEN-DAY
                                                YIELD         YIELD
               Cash Reserve Portfolio
               Institutional Class              1.31%          1.43%

               iMoneyNet, Inc. Tax-Free
               Money Fund Averages(TM)
               Institutions Only                1.09%          1.20%

               iMoneyNet, Inc. All Tax-Free
               Money Fund Averages(TM)          0.93%          1.04%

               The 7-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The All Tax-Free Money Fund average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Institutional category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

                                                                     (continued)

                ECONOMIC RECOVERY DEBATED

                The U.S. economy's robust growth rate in the fourth quarter of 2001, as well as many other signs so far in 2002, give reasons for optimism about the end of the recession and recovery. The Federal Reserve Board has shifted from a bias toward easing rates to a neutral stance. It has not yet given an indication of increasing rates, which it would consider if it feared inflation. Studies show that inflation remains low and that consumer confidence remains comparatively high.
                 We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

                Respectfully submitted,


                /s/ ROBERT H. GRAHAM
                Robert H. Graham
                Chairman

                AVERAGE MONTHLY YIELD COMPARISON
                12 months ended 3/31/02 (Yields are average monthly yields for the month-ends shown.)

                                  Cash Reserve             iMoneyNet Tax-Free           iMoneyNet All
                                    Portfolio            Money Funds Averages(TM)(2)    Tax-Free Money
                               Institutional Class(1)        Institutional Only        Fund Averages(TM)(3)
                4/01                   3.64                         3.4                       3.18
                5/01                   3.26                         3.01                      2.82
                6/01                   2.76                         2.57                      2.39
                7/01                   2.47                         2.27                      2.1
                8/01                   2.23                         2.04                      1.87
                9/01                   2.17                         1.95                      1.78
                10/01                  2.06                         1.83                      1.65
                11/01                  1.75                         1.51                      1.34
                12/01                  1.46                         1.24                      1.07
                1/02                   1.31                         1.1                       0.93
                2/02                   1.29                         1.06                      0.91
                3/02                   1.31%                        1.09%                     0.93%

                (1) Yields shown above are net of expenses.
                (2) Average yield for Tax-Free Money Funds Institutions Only category compiled by iMoneyNet Money Market Insight --Registered Trademark--
                (3) Average yield for All Tax-Free Money Funds category
                    compiled by iMoneyNet Money Market Insight --Registered Trademark--

                Past performance cannot guarantee comparable future results. The monthly yields shown represent past performance. Future yields will fluctuate.

                Source: iMoneyNet, Inc.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
ALABAMA-2.80%
Alabama Association of Governmental
 Organizations; Ctfs. Partnership Series
 2001 TRAN
 2.75%, 09/30/02(b)                           SP-1+   --    $10,000 $10,044,167
-------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
 (University of Alabama Health Services
 Foundation); VRD Series 1991 RB (LOC-
 Amsouth Bank)
 1.55%, 12/01/26(c)                            A-1  VMIG-1   19,600  19,600,000
-------------------------------------------------------------------------------
Birmingham (City of) Public Park and
 Recreation Board (YMCA Project); Refunding
 VRD Series 1996 RB (LOC-Amsouth Bank of
 Alabama)
 1.63%, 06/01/16(c)                            --   VMIG-1    2,580   2,580,000
-------------------------------------------------------------------------------
Homewood Medical Clinic Board (Lakeshore
 Foundation Project); Lease Revenue VRD
 Series 2000 RB (LOC-Amsouth Bank)
 1.58%, 11/01/24(c)                            A-1    --      8,000   8,000,000
-------------------------------------------------------------------------------
Mobile (City of) Industrial Development
 Board (Holnam Inc. Project); Refunding VRD
 Series 1999 IDR (LOC-Bayerische Landesbank)
 1.55%, 08/01/09(c)                           A-1+  VMIG-1    1,000   1,000,000
-------------------------------------------------------------------------------
Ridge Improvement District; Improvement VRD
 Series 2000 Special Assessment (LOC-Amsouth
 Bank)
 1.65%, 10/01/25(c)                            --   VMIG-1   12,000  12,000,000
-------------------------------------------------------------------------------
                                                                     53,224,167
-------------------------------------------------------------------------------
ALASKA-0.05%
Alaska Energy Authority (Bradley Lake);
 Refunding Power Series 1999 RB
 5.50%, 07/01/02(b)                            AAA    Aaa     1,000   1,007,746
-------------------------------------------------------------------------------
ARIZONA-0.62%
Arizona Water Infrastructure Finance
 Authority; Water Quality Series 2001 A RB
 4.00%, 10/01/02                               --     Aaa     5,495   5,549,844
-------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)    VALUE
ARIZONA-(CONTINUED)
Maricopa (County of) School District No. 28
 (Kyrene Elementary) Unlimited Tax Series 1993
 E GO
 6.00%, 07/01/02(d)(e)                          NRR    NRR   $1,065 $1,073,717
------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
 Authority (Valley of the Sun YMCA Project);
 Refunding VRD Series 2001 RB (LOC-Wells Fargo
 Bank N.A.)
 1.45%, 01/01/31(c)                             A-1+   --     2,100  2,100,000
------------------------------------------------------------------------------
Tatum Ranch Community Facilities District;
 Unlimited Tax Series 1991 A GO
 6.88%, 07/01/02(d)(e)                          NRR    NRR    1,925  1,982,385
------------------------------------------------------------------------------
University of Arizona; Refunding University
 System Series 1998 RB
 4.63%, 06/01/02(b)                             AAA    Aaa    1,000  1,004,620
------------------------------------------------------------------------------
                                                                    11,710,566
------------------------------------------------------------------------------
ARKANSAS-0.48%
Baxter (County of) Hospital; Refunding &
 Improvement Series 1992 RB
 7.50%, 09/01/02(d)(e)                          NRR    NRR    2,000  2,088,978
------------------------------------------------------------------------------
Hot Springs (City of) Sales & Use Tax;
 Refunding & Improvement Series 2001 RB
 4.25%, 07/01/02                                 AA    --     2,920  2,931,258
------------------------------------------------------------------------------
Pulaski (County of) Public Facilities Board
 (Health Facilities-Central Arkansas Radiation
 Therapy Inc. Project); Educational Facilities
 VRD Series 2001 RB (LOC-Bank of America N.A.)
 1.55%, 07/01/08(c)(f)                           --    --     4,115  4,115,000
------------------------------------------------------------------------------
                                                                     9,135,236
------------------------------------------------------------------------------
COLORADO-1.93%
287/42 General Improvement District Ltd. VRD
 Tax Series 2000 GO (LOC-U.S. Bank N.A.)
 1.60%, 12/01/31(c)                             A-1    --     3,000  3,000,000
------------------------------------------------------------------------------
Arvada (City of) (Water Utility Improvements);
 Refunding VRD Series 2001 RB
 1.45%, 11/01/20(b)(c)                          A-1+   --     1,000  1,000,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
COLORADO-(CONTINUED)
Boulder (City of) (Library Capital
 Improvements); Refunding Unlimited Tax
 Series 2001 GO
 3.50%, 10/01/02                              AA+    Aa1   $   775 $   780,758
------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities
 Authority (Denver Museum Project); VRD
 Series 2001 RB (LOC-Bank One Colorado
 N.A.)
 1.55%, 11/01/21(c)                           A-1    --      9,000   9,000,000
------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities
 Authority (University of Denver Project);
 VRD Series 2001 B RB
 1.45%, 03/01/31(b)(c)                       A-1+    --      5,000   5,000,000
------------------------------------------------------------------------------
Colorado General Fund; Series 2001 B TRAN
 3.25%, 06/28/02                             SP-1+  MIG-1   10,000  10,026,638
------------------------------------------------------------------------------
Colorado Health Facilities Authority
 (National Benevolent Association); VRD
 Series 2000 D RB (LOC-KBC Bank N.V.)
 1.55%, 03/01/25(c)                           --   VMIG-1    3,000   3,000,000
------------------------------------------------------------------------------
Denver City and County Airport; Series 1992
 A RB
 7.50%, 11/15/02(d)(e)                        NRR    NRR     1,000   1,054,077
------------------------------------------------------------------------------
Denver City and County Airport; Series 1992
 A RB
 7.25%, 11/15/02(d)(e)                        NRR    NRR     1,670   1,759,057
------------------------------------------------------------------------------
Jefferson (County of) School District # R-
 001; Unlimited Tax Series 1992 GO
 6.00%, 12/15/02(d)(e)                        AAA    Aaa     1,000   1,038,982
------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
 Utilities; Refunding Series 2001 RB
 4.00%, 12/01/02(b)                           AAA    Aaa     1,000   1,013,184
------------------------------------------------------------------------------
                                                                    36,672,696
------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-0.36%
District of Columbia; Unlimited VRD
 Multimodal Series 2000 A GO
 1.50%, 04/01/02(b)(c)                       A-1+  VMIG-1    1,705   1,705,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
DISTRICT OF COLUMBIA-(CONTINUED)
District of Columbia (Abraham & Laura Lisner
 Home for Aged Women); VRD Series 1992 RB
 (LOC-Bank of America NT & SA)
 1.55%, 07/01/22(c)                             --  VMIG-1  $ 5,100 $ 5,100,000
-------------------------------------------------------------------------------
                                                                      6,805,000
-------------------------------------------------------------------------------
DELAWARE-0.22%
Delaware Transportation Authority; Sr.
 Refunding Transportation Systems Series 1997
 RB
 5.25%, 07/01/02(b)                            AAA    Aaa     1,300   1,308,258
-------------------------------------------------------------------------------
Sussex (County of); Refunding Unlimited Tax
 Series 2001 GO
 4.00%, 10/15/02                                --    Aa3     1,490   1,507,064
-------------------------------------------------------------------------------
Wilmington (City of); Refunding Unlimited Tax
 Series 2001 GO
 3.25%, 12/01/02(b)                            AAA    Aaa     1,320   1,332,809
-------------------------------------------------------------------------------
                                                                      4,148,131
-------------------------------------------------------------------------------
FLORIDA-9.28%
Florida Capital Trust Agency; Multi-Family
 Housing VRD Series 1999 B RB
 1.63%, 12/01/32 (Acquired 11/14/01-03/21/02;
 Cost $53,276,000)(c)(g)                       A-1+   --     53,276  53,276,000
-------------------------------------------------------------------------------
Florida Department of Transportation;
 Unlimited Tax Series 1996 GO
 6.50%, 07/01/02                               AA+    Aa2     2,725   2,750,635
-------------------------------------------------------------------------------
Florida Division of Bond Finance Department
 (Department of Environmental Protection-
 Preservation 2000 Project); General Services
 Series 1996 A RB
 6.00%, 07/01/02(b)                            AAA    Aaa     2,000   2,019,219
-------------------------------------------------------------------------------
Florida Municipal Power Agency (Stanton II
 Project); Series 1992 RB
 6.00%, 10/01/02(d)(e)                         AAA    Aaa     1,030   1,071,579
-------------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare Facilities
 (Heritage Health Care Project); VRD Series
 1999 RB
 1.63%, 01/01/24(c)                             --  VMIG-1    4,400   4,400,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
FLORIDA-(CONTINUED)
Hillsborough (County of) Capital
 Improvements (Community Center Project);
 Refunding Second Series 1992 RB
 6.63%, 07/01/02(d)(e)                        NRR    NRR   $ 7,050 $ 7,281,023
------------------------------------------------------------------------------
Hillsborough (County of) (Environmentally
 Sensitive Lands); Refunding Special Tax
 Series 1992 RB
 6.20%, 07/01/02(d)(e)                        NRR    NRR     1,485   1,532,370
------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
 Authority (Samuel C. Taylor Foundation
 Project); Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.55%, 12/01/23(c)(f)                         --    --      2,400   2,400,000
------------------------------------------------------------------------------
JP Morgan Putters (Florida Turnpike
 Authority); VRD Turnpike Series 2000 A RB
 1.58%, 07/01/29(b)(c)(h)                     A-1+   --     16,820  16,820,000
------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
 Regional Health System); Health System
 Improvement VRD Series 2000 RB (LOC-Amsouth
 Bank of Florida)
 1.45%, 10/01/30(c)                            --  VMIG-1   13,875  13,875,000
------------------------------------------------------------------------------
Miami-Dade (County of) Educational
 Facilities Authority (Carlos Albizu
 University Project); VRD Series 2000 RB
 (LOC-Bank of America N.A.)
 1.55%, 12/01/25(c)(f)                         --    --      8,100   8,100,000
------------------------------------------------------------------------------
Miami-Dade (County of) Industrial
 Development Authority (Palmer Trinity
 School Project); VRD Series 1999 IDR (LOC-
 Nationsbank N.A.)
 1.55%, 12/01/19(c)(f)                         --    --      2,800   2,800,000
------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
 (Miami Country Day School Project); VRD
 Series 1999 RB (LOC- Bank of America N.A.)
 1.55%, 08/01/19(c)(f)                         --    --      1,750   1,750,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
FLORIDA-(CONTINUED)
Orange (County of) Health Facilities
 Authority (Presbyterian Retirement Project);
 Refunding VRD Series 1998 RB (LOC-Bank of
 America N.A.)
 1.55%, 11/01/28(c)(f)                          --    --    $ 8,345 $ 8,345,000
-------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews School-
 Boca Raton); VRD Series 1998 RB (LOC-Bank of
 America N.A.)
 1.55%, 10/01/28(c)(f)                          --    --     13,100  13,100,000
-------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
 Authority (Atlantic College Project);
 Refunding Educational Facilities VRD Series
 2001 RB (LOC- Bank of America N.A.)
 1.55%, 12/01/31(c)(f)                          --    --      3,000   3,000,000
-------------------------------------------------------------------------------
Pinellas (County of) Transportation
 Improvements; Series 1994 RB
 6.00%, 08/01/02(d)(e)                         AAA    Aaa     1,000   1,034,868
-------------------------------------------------------------------------------
Port St. Lucie (City of) Utility Service Area
 5,6 &7A; Series 2001 Special Assessment RB
 3.00%, 09/01/02(b)(d)                         AAA    Aaa     2,215   2,222,785
-------------------------------------------------------------------------------
Reedy Creek Improvement District; Ltd.
 Refunding Tax Series 2001 A GO
 3.50%, 06/01/02(b)                            AAA    Aaa     1,650   1,652,213
-------------------------------------------------------------------------------
Saint Lucie (County of) (Savannahs Hospital
 Project); VRD Series 1985 RB (LOC-CIBC)
 1.60%, 11/01/15(c)                            A-1+   --      4,715   4,715,000
-------------------------------------------------------------------------------
Seminole (County of) Industrial Development
 Authority (Florida Living Nursing Home); VRD
 Mulitmodal Health Facilities Series 1991 RB
 (LOC-Bank of America N.A.)
 1.60%, 02/01/11(c)                             --  VMIG-1    1,400   1,400,000
-------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
 Treatment DACCO Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.55%, 07/01/22(c)(f)                          --    --      5,400   5,400,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
FLORIDA-(CONTINUED)
Tampa (City of) (Florida Aquarium Inc.
 Project); Series 1992 RB
 7.75%, 05/01/02(d)(e)                        NRR    NRR   $10,000 $ 10,251,610
-------------------------------------------------------------------------------
Tampa (City of) Occupational License Tax;
 Refunding VRD Series 2002 B RB
 1.35%, 10/01/27(b)(c)                        --   VMIG-1    7,000    7,000,000
-------------------------------------------------------------------------------
                                                                    176,197,302
-------------------------------------------------------------------------------
GEORGIA-4.90%
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project); VRD
 Series 1999 RAC
 1.60%, 04/01/26(c)                          A-1+  VMIG-1   23,500   23,500,000
-------------------------------------------------------------------------------
Cobb (County of) School District;
 Series 2002 Revenue Notes
 2.50%, 12/31/02                              --    MIG-1   15,000   15,110,081
-------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2002
 TAN
 2.50%, 12/31/02                             SP-1+  MIG-1   10,000   10,039,400
-------------------------------------------------------------------------------
Coweta (County of) School District;
 Unlimited Tax Series 1992 GO
 6.30%, 08/01/02(d)(e)                         A      A      1,700    1,759,805
-------------------------------------------------------------------------------
Decatur (County of) Bainbridge (City of)
 Industrial Development Authority (Kaiser
 Agricultural); VRD Series 1985 RB (LOC-
 Harris Bank)
 1.45%, 12/01/02(c)                          A-1+    --      2,000    2,000,000
-------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
 VRD Series 2000-1001 Class C COP
 1.58%, 07/01/15(c)(h)                       A-1+c   --     20,000   20,000,000
-------------------------------------------------------------------------------
Fulco Hospital Authority (Georgia Baptist
 Health Center); Refunding Series 1992 B
 RAC
 6.38%, 09/01/02(d)(e)                        NRR    NRR     2,250    2,336,455
-------------------------------------------------------------------------------
Fulton (County of) Development Authority
 (Bridgeway Foundation for Education
 Project); VRD Educational Facilities
 Series 2000 RB (LOC-Wachovia Bank N.A.)
 1.55%, 06/01/15(c)                           A-1    --      2,000    2,000,000
-------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
GEORGIA-(CONTINUED)
Smyrna (City of) Hospital Authority
 (Ridgeview Institute Project); VRD Series
 2002 RB (LOC-Wachovia Bank N.A.)
 1.55%, 11/01/27(c)                           --   VMIG-1  $ 2,510 $ 2,510,000
------------------------------------------------------------------------------
South Georgia Hospital Authority (Georgia
 Alliance Community Hospitals); VRD Series
 1999 A RB
 1.85%, 04/01/29(b)(c)                        --   VMIG-1   13,900  13,900,000
------------------------------------------------------------------------------
                                                                    93,155,741
------------------------------------------------------------------------------
HAWAII-0.44%
Eagle Tax Exempt Trust (State of Hawaii);
 VRD Series 2000-1101 COP
 1.58%, 12/01/16(b)(c)(h)                    A-1+c   --      6,000   6,000,000
------------------------------------------------------------------------------
Honolulu (City and County of); Refunding
 Unlimited Tax Series 1993 B GO
 5.00%, 10/01/02                              AA-    Aa3       745     754,912
------------------------------------------------------------------------------
Honolulu (City and County of); Unlimited
 Tax Series 1999 A GO
 5.00%, 07/01/02(b)                           AAA    Aaa     1,500   1,508,426
------------------------------------------------------------------------------
                                                                     8,263,338
------------------------------------------------------------------------------
ILLINOIS-8.75%
ABN AMRO Munitops Ctfs. Trust (Chicago);
 Refunding Ltd. Multistate Non-AMT VRD
 Series 2001-34 Ctfs.
 1.57%, 07/01/07(b)(c)(h)                     --   VMIG-1   10,000  10,000,000
------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust
 Certificates; VRD Illinois Sales Tax
 Series 1998-25 Class A RB
 1.57%, 03/15/07 (Acquired 08/26/99; cost
 $10,000,000)(c)(g)(h)                       A-1+c   --     10,000  10,000,000
------------------------------------------------------------------------------
Chicago (City of) (Central Public Library);
 Unlimited Tax Series 1988 B GO
 6.65%, 04/01/02(d)(e)                        NRR    NRR     1,100   1,122,000
------------------------------------------------------------------------------
Chicago (City of) (Central Public Library);
 Unlimited Tax Series 1988 B GO
 6.85%, 07/01/02(d)(e)                        NRR    NRR     1,575   1,612,629
------------------------------------------------------------------------------
Chicago (City of); MERLOTS Ltd. VRD Series
 2000 A12 GO
 1.63%, 01/01/23(b)(c)(h)                     --   VMIG-1   10,000  10,000,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
ILLINOIS-(CONTINUED)
Chicago (City of); Ltd. Tender Notes Tax
 Series 2001 GO (LOC-Landesbank Hesset-
 Thuringen)
 1.90%, 10/31/02(d)                          A-1+   SP-1+  $ 4,500 $ 4,500,000
------------------------------------------------------------------------------
Cook (County of) Community Consolidated
 School District #65 (Evanston); Unlimited
 Tax Series 1994 B GO
 6.20%, 12/01/02(d)(e)                        NRR    NRR     2,445   2,516,052
------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multi-Family Housing
 VRD Series 1983 RB (LOC-Bank of America NT
 &SA)
 1.75%, 06/01/08(c)                           --     Aa1     4,270   4,270,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago);
 VRD Series 2001-1305 COP
 1.63%, 01/01/35(b)(c)(h)                    A-1+c   --      4,950   4,950,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
 Water & Sewer); VRD Series 2001-1308 COP
 1.58%, 11/01/26(b)(c)(h)                    A-1+c   --      8,655   8,655,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County
 Regional Transportation Authority); VRD
 Series 2000-1301 COP
 1.58%, 07/01/23(b)(c)(h)                    A-1+c   --     19,000  19,000,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
 VRD Series 2000-1304 COP
 1.58%, 06/01/21(b)(c)(h)                    A-1+c   --      7,340   7,340,000
------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
 1995 GO
 5.13%, 12/01/02(b)                           AAA    Aaa     1,000   1,021,281
------------------------------------------------------------------------------
Illinois (State of); MERLOTS Unlimited VRD
 Tax Series 2001 A124 GO
 1.63%, 11/01/26(b)(c)(h)                     A-1    --      5,240   5,240,000
------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons); VRD Series
 1996 RB (LOC-Northern Trust Co.)
 1.60%, 08/01/26(c)                          A-1+    --      9,492   9,492,000
------------------------------------------------------------------------------

                                                RATING(a)    PAR
                                               S&P MOODY'S  (000)     VALUE
ILLINOIS-(CONTINUED)
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series 2001
 A RB (LOC-Harris Trust & Savings Bank)
 1.60%, 06/28/02(c)(i)                         --    --    $ 2,260 $ 2,260,000
------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series 2002
 RB (LOC-Harris Trust & Savings Bank)
 1.60%, 06/28/02(c)(i)                         --    --      5,250   5,250,000
------------------------------------------------------------------------------
Illinois Development Finance Authority (Local
 Government Financing Program); VRD Series
 1999 A RB
 1.85%, 09/01/29(b)(c)                         --  VMIG-1   10,000  10,000,000
------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Wheaton School 200); School District
 Program Series 1993 RB
 4.75%, 12/01/02(b)                            AAA   Aaa     1,000   1,020,187
------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Concordia University River Project); VRD
 Series 2001 RB (LOC-U.S. Bank N.A.)
 1.50%, 10/01/31(c)                            --  VMIG-1    5,300   5,300,000
------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Cultural Pooled Funding); Refunding VRD
 Series 1999 RB
 (LOC-American National Bank & Trust)
 1.60%, 07/01/29(c)                            A-1   --      1,000   1,000,000
------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Blessing Hospital); VRD Series 1999 B RB
 1.60%, 11/15/29(b)(c)                         A-1 VMIG-1    2,400   2,400,000
------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Ravenswood Hospital Medical Center); Series
 1992 RB
 6.85%, 06/01/02(d)(e)                         NRR   NRR     2,205   2,266,059
------------------------------------------------------------------------------
Illinois Regional Transportation Authority;
 MERLOTS VRD Series 2001 A93 GO
 1.63%, 07/01/27(b)(c)(h)                      --  VMIG-1    3,700   3,700,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)     VALUE
ILLINOIS-(CONTINUED)
Illinois Toll Highway Authority; Refunding
 Toll Highway VRD Series 1998 B RB
 1.65%, 01/01/16(b)(c)                       --   VMIG-1  $ 6,600 $  6,600,000
------------------------------------------------------------------------------
Illinois Toll Highway Authority; Refunding
 Toll Highway VRD Series 1998 B RB
 1.65%, 01/01/17(b)(c)                       --   VMIG-1    4,600    4,600,000
------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority;
 Refunding Dedicated Sales Tax Revenue
 Series 1992 RB
 6.30%, 06/01/02                             AA-    Aa3     1,500    1,512,285
------------------------------------------------------------------------------
Northwest Suburban Municipal Joint Action
 Water Agency; Refunding Water Supply
 Systems Series 1997 RB
 5.25%, 05/01/02(b)                          AAA    Aaa     1,000    1,002,087
------------------------------------------------------------------------------
University of Illinois; MERLOTS VRD Series
 2000 S RB
 1.63%, 04/01/30(b)(c)(h)                    --   VMIG-1    7,400    7,400,000
------------------------------------------------------------------------------
Sangamon (County of) School District (#186
 Springfield) Series 2002 TAN
 2.38%, 12/20/02                            SP-1+   --     11,000   11,060,416
------------------------------------------------------------------------------
Sauget (City of) Pollution Control
 (Monsanto Co. Project); Refunding VRD
 Series 1993 IDR
 1.70%, 05/01/28(c)                          --     P-1     1,000    1,000,000
------------------------------------------------------------------------------
                                                                   166,089,996
------------------------------------------------------------------------------
INDIANA-1.67%
Indiana Bond Bank (Advanced Funding
 Program Notes); Series 2002 A-1 Revenue
 Notes
 2.25%, 07/23/02                            SP-1+  MIG-1    2,560    2,567,333
------------------------------------------------------------------------------
Indiana Bond Bank (Advanced Funding
 Program Notes); Series 2002 A-2 Revenue
 Notes
 2.25%, 01/22/03                            SP-1+  MIG-1    5,000    5,023,972
------------------------------------------------------------------------------
Indiana Development Finance Authority
 (Indiana Historical Society); VRD
 Educational Facilities Series 1996 IDR
 (LOC-Bank One Indiana N.A.)
 1.55%, 08/01/31(c)                          A-1    --      2,400    2,400,000
------------------------------------------------------------------------------

                                                 RATING(a)     PAR
                                                S&P  MOODY'S  (000)     VALUE
INDIANA-(CONTINUED)
 Indiana Health Facilities Financing Authority
  (Community Mental Health and
  Rehabilitation); VRD Series 1990 RB (LOC-
  Lasalle National Bank)
 1.65%, 11/01/20(c)                             A-1+   --    $ 2,855 $ 2,855,000
--------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority
 (Community Hospital Projects); Hospital VRD
 Series 2000 A RB (LOC-Bank of America N.A.)
 1.50%, 07/01/28(c)                             A-1+   --     10,000  10,000,000
--------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority
 (Deaconess Hospital Inc.); VRD Series 1992 RB
 (LOC-First National Bank)
 1.45%, 01/01/22(c)                              --  VMIG-1    3,700   3,700,000
--------------------------------------------------------------------------------
Indianapolis Economic Development (Visiting
 Nurse Service Foundation); VRD Series 1998 RB
 (LOC-First of America Bank)
 1.60%, 03/01/13(c)                             A-1    --      1,030   1,030,000
--------------------------------------------------------------------------------
Shelby (County of) Jail Building Corp.; First
 Mortgage Series 1992 RB
 6.50%, 07/15/02(d)(e)                          NRR    NRR     2,190   2,257,624
--------------------------------------------------------------------------------
Warren (Township of) School Building Corp.
 First Mortgage Series 1992 A RB
 6.00%, 07/15/02(d)(e)                          NRR    NRR     1,850   1,910,526
--------------------------------------------------------------------------------
                                                                      31,744,455
--------------------------------------------------------------------------------
IOWA-1.71%
Iowa City (City of) (ACT, Inc.); VRD Series
 2001 RB
 1.55%, 04/01/32(c)                             A-1    --     15,000  15,000,000
--------------------------------------------------------------------------------
Iowa Finance Authority (Burlington Medical
 Center); VRD Series 1997 RB
 1.45%, 06/01/27(b)(c)                          A-1    --      5,285   5,285,000
--------------------------------------------------------------------------------
Iowa Finance Authority (Great River Medical
 Center); Health Care Facilities Series 2001
 RB
 4.00%, 05/15/02(b)                              --    Aaa     1,010   1,011,549
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
IOWA-(CONTINUED)
Iowa Finance Authority (Morningside College
 Project); Private College VRD Series 2001
 RB (LOC-Firstar Bank N.A.)
 1.50%, 07/01/26(c)                            A-1    --    $ 1,200 $ 1,200,000
-------------------------------------------------------------------------------
Iowa Finance Authority (YMCA of Greater Des
 Moines); Economic Development VRD Series
 2000 RB (LOC-Wells Fargo Bank N.A.)
 1.65%, 06/01/10(c)(i)                         --     --      3,730   3,730,000
-------------------------------------------------------------------------------
Iowa Higher Education Loan Authority (Grand
 View Project); Private College Facilities
 VRD Series 2000 RB (LOC-Firstar Bank N.A.)
 1.50%, 10/01/25(c)                            A-1    --      1,300   1,300,000
-------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
 Program (Iowa School Corps.); Warrant Ctfs.
 Series 2001 A
 3.75%, 06/21/02(b)                           SP-1+  MIG-1    5,000   5,011,884
-------------------------------------------------------------------------------
                                                                     32,538,433
-------------------------------------------------------------------------------
KANSAS-0.47%
El Dorado (City of) Recreational Facilities
 (YMCA of Wichita Project); VRD Series 2001
 RB (LOC-Bank of America N.A.)
 1.50%, 05/01/06(c)(f)                         --     --      4,895   4,895,000
-------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
 (YMCA of Wichita Project); VRD Series 1998
 XI RB (LOC-Bank of America NT & SA)
 1.55%, 08/01/09(c)                           A-1+    --      4,100   4,100,000
-------------------------------------------------------------------------------
                                                                      8,995,000
-------------------------------------------------------------------------------
KENTUCKY-3.50%
Daviess (County of) (Open Door Community
 House, Inc. Project); Hospital Revenue
 Series 1992A RB
 6.25%, 08/01/02(d)(e)                         NRR    NRR     3,300   3,412,148
-------------------------------------------------------------------------------
Kentucky Area Developing Districts Financing
 Trust (Weekly Acquisition Lease Program);
 VRD Series 2000 RB (LOC-First Union
 National Bank)
 1.60%, 06/01/33(c)                            A-1    --     40,795  40,795,000
-------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
KENTUCKY-(CONTINUED)
Kentucky Asset/Liability Commission General
 Fund; Series 2001 B TRAN
 1.26%, 06/26/02                             SP-1+  MIG-1  $10,000 $10,000,000
------------------------------------------------------------------------------
Kentucky Association of Counties Advance
 Revenue/Cash Flow Borrowings; Series 2001
 TRAN
 3.50%, 06/28/02                             SP-1+   --      4,000   4,007,986
------------------------------------------------------------------------------
Kentucky Interlocal School Transportation
 Association; Series 2001 TRAN
 3.75%, 06/28/02                             SP-1+  MIG-1    3,000   3,007,247
------------------------------------------------------------------------------
Owensboro-Daviess (Counties of) Regional
 Water Resource Agency; Wastewater Series
 1999 A BAN
 4.50%, 09/01/02                             SP-1    --      5,215   5,265,809
------------------------------------------------------------------------------
                                                                    66,488,190
------------------------------------------------------------------------------
LOUISIANA-1.22%
Eagle Tax Exempt Trust (City of New
 Orleans); VRD Series 2000-1801 COP
 1.58%, 12/01/21(b)(c)(h)                    A-1+c   --      6,000   6,000,000
------------------------------------------------------------------------------
Ernest N. Morial-New Orleans (City of)
 Exhibit Hall Authority; Refunding Special
 Tax Series 1996 A RB
 4.40%, 07/15/02(b)                           AAA    Aaa     1,475   1,482,711
------------------------------------------------------------------------------
Jefferson (Parish of) Industrial
 Development Board (George J Ackel Sr.
 Project); Refunding VRD Series 1986 IDR
 (LOC-Regions Bank)
 1.55%, 12/01/04(c)                           --   VMIG-1    3,440   3,440,000
------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
 1992 A GO
 6.50%, 05/01/02(d)(e)                        NRR    NRR     4,750   4,862,801
------------------------------------------------------------------------------
Louisiana Public Facilities Authority (Glen
 Retirement System Project); VRD Series
 2001 RB (LOC-Amsouth Bank)
 1.73%, 09/01/16(c)                           --   VMIG-1    3,900   3,900,000
------------------------------------------------------------------------------
Monroe (City of); Sales & Use Tax Series
 2001 RB
 3.00%, 07/01/02(b)                           AAA    Aaa       755     755,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)     VALUE
LOUISIANA-(CONTINUED)
New Orleans (City of) Audubon Park Community
 Aquarium; Series 1992 A RB
 8.00%, 04/01/02(d)(e)                          NRR    NRR   $1,800 $ 1,836,000
-------------------------------------------------------------------------------
New Orleans (City of) Sewer Service; Series
 2001 RB
 6.50%, 06/01/02(b)                             AAA    Aaa      930     937,475
-------------------------------------------------------------------------------
                                                                     23,213,987
-------------------------------------------------------------------------------
MARYLAND-0.85%
Maryland Health & Higher Educational
 Facilities Authority (Catholic Health
 Initiatives); Refunding VRD Series 1997 B RB
 1.70%, 12/01/15(c)                             A-1+ VMIG-1   7,800   7,800,000
-------------------------------------------------------------------------------
Morgan Stanley Float Program (Washington
 Suburban Sanitary District); Floating Rate
 Trust Ctfs. Unlimited Tax VRD Series 2000-246
 GO
 1.56%, 06/01/09(c)(h)                           --  VMIG-1   8,305   8,305,000
-------------------------------------------------------------------------------
                                                                     16,105,000
-------------------------------------------------------------------------------
MASSACHUSETTS-1.21%
Braintree (City of); Unlimited Tax Series 2001
 BAN
 2.50%, 12/20/02                                 --   MIG-1   6,165   6,205,719
-------------------------------------------------------------------------------
Haverhill (City of); Unlimited Tax Series 1992
 A GO
 7.00%, 06/15/02(d)(e)                          NRR    NRR    2,750   2,833,889
-------------------------------------------------------------------------------
Ludlow (City of); Refunding Unlimited Tax
 Series 2001 GO
 5.00%, 06/15/02(b)                              --    Aaa    1,137   1,142,491
-------------------------------------------------------------------------------
Marshfield (City of); Ltd. Tax Series 2001 GO
 5.50%, 06/15/02(b)                             AAA    Aaa    1,517   1,525,887
-------------------------------------------------------------------------------
Massachusetts Health and Educational
 Facilities Authority; Series 1992 D RB
 6.50%, 07/01/02(d)(e)                          NRR    NRR    1,980   2,038,259
-------------------------------------------------------------------------------
Massachusetts Industrial Financing Agency
 (Babson College); Refunding Series 1992 A RB
 6.38%, 10/01/02(d)(e)                          NRR    NRR    1,000   1,042,980
-------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)     VALUE
MASSACHUSETTS-(CONTINUED)
Massachusetts Industrial Financing Agency
 (Holy Cross College); Refunding Series 1992
 II RB
 6.38%, 11/01/02(d)(e)                          NRR    NRR   $1,000 $ 1,046,548
-------------------------------------------------------------------------------
Massachusetts Municipal Wholesale Electric
 Co.; Refunding Power Supply Systems Series
 1992 B RB
 6.75%, 07/01/02(d)(e)                          NRR    NRR    2,850   2,944,099
-------------------------------------------------------------------------------
Massachusetts Municipal Wholesale Electric
 Co.; Refunding Power Supply Systems Series
 1992 C RB
 6.63%, 07/01/02(d)(e)                          NRR    NRR    1,000   1,032,832
-------------------------------------------------------------------------------
Massachusetts (State of); Ltd. Refunding Tax
 Series 1992 B GO
 6.38%, 08/01/02                                AA-    Aa2    1,050   1,062,989
-------------------------------------------------------------------------------
Massachusetts (State of); Unlimited
 Consolidated Loan Tax Series 1992 B GO
 6.50%, 06/01/02(d)(e)                          NRR    NRR    1,000   1,018,692
-------------------------------------------------------------------------------
South Hadley (City of); Refunding Unlimited
 Tax Series 2001 GO
 4.00%, 06/15/02(b)                             --     Aaa    1,050   1,052,912
-------------------------------------------------------------------------------
                                                                     22,947,297
-------------------------------------------------------------------------------
MICHIGAN-4.03%
Bear Stearns Municipal Securities Trust Ctfs.
 (Detroit Sewage Disposal Systems); Refunding
 VRD Series 1999-81 Class A RB
 1.40%, 10/01/02 (Acquired 12/29/99-12/30/99;
 Cost $15,000,000)(b)(c)(g)(h)                 A-1+c   --    15,000  15,000,000
-------------------------------------------------------------------------------
Chippewa Valley Schools; Refunding Unlimited
 Tax Series 1998 GO
 3.95%, 05/01/02(b)                             AAA    Aaa    1,000   1,001,704
-------------------------------------------------------------------------------
Dearborn (City of) Economic Development
 (Henry Ford Village Inc.); Ltd. Tax
 Obligation VRD Series 1998 IDR (LOC-Comerica
 Bank)
 1.55%, 10/01/23(c)(i)                          --     --     9,500   9,500,000
-------------------------------------------------------------------------------
Delta (County of) Economic Development Corp.
 (Mead Escanaba Paper); Refunding VRD Series
 1985 A IDR (LOC-Morgan Guaranty Trust)
 1.20%, 12/01/23(c)                             --     P-1    4,300   4,300,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
MICHIGAN-(CONTINUED)
Detroit (City of) Sewage Disposal System;
 MERLOTS VRD Series 2001 A112 RB
 1.63%, 07/01/32(b)(c)(h)                     --   VMIG-1  $ 4,990 $ 4,990,000
------------------------------------------------------------------------------
Detroit (City of) Water Supply System; Sr.
 Lien MERLOTS VRD Series 1999 D RB
 1.63%, 07/01/29(b)(c)(h)                     --   VMIG-1   10,000  10,000,000
------------------------------------------------------------------------------
Jackson (City of) Public Schools (State Aid
 Note); Ltd. Tax Series 2001 B GO
 3.25%, 05/22/02(i)                           --     --      3,000   3,002,472
------------------------------------------------------------------------------
Michigan Comprehensive Transportation Fund;
 Series 1992 A RB
 5.50%, 05/15/02(d)(e)                        NRR    NRR     4,500   4,521,128
------------------------------------------------------------------------------
Michigan Higher Education (Student loans);
 Refunding Series 1995 XII-K RB
 4.85%, 04/01/02(b)                           AAA    Aaa     1,500   1,500,000
------------------------------------------------------------------------------
Michigan Comprehensive Transportation Fund;
 Refunding Series 1992 B RB
 5.50%, 05/15/02                              AA     Aa3     1,000   1,003,313
------------------------------------------------------------------------------
Michigan Municipal Bond Authority; Series
 2001 Revenue Notes
 4.00%, 04/11/02                             SP-1+   --      6,000   6,001,466
------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible Ltd. Tax
 Obligation VRD Series 1985 RB (LOC-
 Comerica Bank)
 1.40%, 10/01/15(c)                           --   VMIG-1    3,480   3,480,000
------------------------------------------------------------------------------
Michigan Trunk Line; Series 1992 A RB
 5.50%, 10/01/02(d)(e)                        NRR    NRR     1,630   1,659,780
------------------------------------------------------------------------------
Perry (City of) Public Schools; Unlimited
 Tax Series 1992 GO
 6.38%, 05/01/02(d)(e)                        NRR    NRR     1,400   1,426,735
------------------------------------------------------------------------------
Southfield (City of) Economic Development
 (Lawrence Tech University Project); VRD
 Series 2001 RB (LOC-Bank One Michigan)
 1.55%, 10/01/31(c)                           A-1    --      6,000   6,000,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
MICHIGAN-(CONTINUED)
Warren (City of) Consolidated School
 District; Unlimited Tax Series 2001 GO
 3.00%, 05/01/02(b)                            AAA    Aaa   $ 3,225 $ 3,228,355
-------------------------------------------------------------------------------
                                                                     76,614,953
-------------------------------------------------------------------------------
MINNESOTA-1.92%
Minneapolis (City of) (Minnehaha Academy
 Project); VRD Series 2001 RB (LOC-Firstar
 Bank N.A.)
 1.55%, 05/01/26(c)(i)                          --    --      2,500   2,500,000
-------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities;
 Commercial Paper Notes
 1.30%, 05/09/02                               A-1+   --     19,000  19,000,000
-------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities;
 Commercial Paper Notes
 1.15%, 05/21/02                               A-1+   --     15,000  15,000,000
-------------------------------------------------------------------------------
                                                                     36,500,000
-------------------------------------------------------------------------------
MISSISSIPPI-0.54%
Mississippi Business Finance Corp. (Jackson
 Medical Mall); VRD Series 2000 A RB (LOC-
 Bank One Louisiana)
 1.55%, 11/01/18(c)                            A-1    --      3,600   3,600,000
-------------------------------------------------------------------------------
Mississippi Business Finance Corp.
 (Mississippi College Project); Refunding VRD
 Series 1999 B RB (LOC-Bank of America N.A.)
 1.50%, 02/01/09(c)(f)                          --    --      5,400   5,400,000
-------------------------------------------------------------------------------
Mississippi Gulf Coast Regional Wastewater
 Authority (Wastewater Treatment Facilities);
 Refunding Series 1999 RB
 4.35%, 07/01/02(b)                             --    Aaa     1,255   1,260,057
-------------------------------------------------------------------------------
                                                                     10,260,057
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                RATING(a)    PAR
                                               S&P MOODY'S  (000)     VALUE
MISSOURI-1.65%
Boone (County of) (Boone Hospital Center
 Project); Hospital VRD Series 2000 C RB
 (LOC-Firstar Bank N.A.)
 1.55%, 08/15/20(c)                            --  VMIG-1  $ 2,700 $ 2,700,000
------------------------------------------------------------------------------
Kansas (City of) Industrial Development
 Authority (Baptist Health System); Hospital
 VRD Series 1988 A RB (LOC-Bank of America
 N.A.)
 1.55%, 08/01/18(c)                            --  VMIG-1    2,705   2,705,000
------------------------------------------------------------------------------
Missouri Development Finance Board (Science
 City Union Station); Infrastructure
 Facilities Series 1997 A RB (LOC-Canadian
 Imperial Bank)
 4.40%, 12/01/02(d)                            AA-   Aa3     1,150   1,172,540
------------------------------------------------------------------------------
Missouri Health and Educational Facilities
 Authority (Drury College Project); Refunding
 Educational Facilities VRD Series 1999 RB
 (LOC-Mercantile Bank N.A.)
 1.50%, 08/15/24(c)                            --  VMIG-1    1,710   1,710,000
------------------------------------------------------------------------------
Missouri Health and Educational Facilities
 Authority (Lutheran Senior Services); Health
 Facilities VRD Series 2000 RB (LOC-Firstar
 Bank N.A.)
 1.60%, 02/01/31(c)                            --  VMIG-1   23,000  23,000,000
------------------------------------------------------------------------------
                                                                    31,287,540
------------------------------------------------------------------------------
NEBRASKA-0.53%
American Public Energy Agency (Nebraska
 Public Gas Agency Project); Series 1998 C RB
 3.75%, 09/01/02(b)                            AAA   Aaa     8,370   8,452,388
------------------------------------------------------------------------------
Lincoln (City of) Electric Systems (Power
 Supply Facilities); Refunding Series 1992 A
 RB
 6.00%, 09/01/02(d)(e)                         NRR   NRR     1,500   1,553,367
------------------------------------------------------------------------------
                                                                    10,005,755
------------------------------------------------------------------------------
NEVADA-1.47%
ABN AMRO Munitops Ctfs. Trust; Refunding VRD
 Series 2001-24 Single Asset Trust Ctfs.
 1.57%, 07/01/09(b)(c)(h)                      --  VMIG-1    5,000   5,000,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
NEVADA-(CONTINUED)
Clark (County of) Highway Improvements; Motor
 Vehicle Fuel Tax Series 1992 RB
 5.63%, 07/01/02(b)                            AAA    Aaa   $ 2,000 $ 2,020,822
-------------------------------------------------------------------------------
Clark (County of) School District; Ltd. Tax
 Medium Term Series 2001 E GO
 4.00%, 06/15/02                                A+    Aa3     1,200   1,203,071
-------------------------------------------------------------------------------
Clark (County of) School District (Building &
 Renovation); Ltd. Tax Series 1997 B GO
 5.75%, 06/15/02(b)                            AAA    Aaa     2,350   2,367,665
-------------------------------------------------------------------------------
Henderson (City of); Ltd. Water & Sewer Tax
 Series 1998 A GO
 4.00%, 09/01/02(b)                            AAA    Aaa     1,225   1,236,717
-------------------------------------------------------------------------------
Las Vegas (City of); Refunding Ltd. Tax
 Series 1992 GO
 6.60%, 04/01/02(d)(e)                         NRR    NRR     1,470   1,499,400
-------------------------------------------------------------------------------
Las Vegas Valley (City of) Water District
 (SNWA Water Supply); Commercial Paper Notes
 1.25%, 05/21/02                               A-1+   P-1    11,000  11,000,000
-------------------------------------------------------------------------------
Nevada (State of); Series 1992 A RB
 6.80%, 07/01/02(d)(e)                         NRR    NRR     3,480   3,557,751
-------------------------------------------------------------------------------
                                                                     27,885,426
-------------------------------------------------------------------------------
NEW JERSEY-0.22%
Allendale (City of); Unlimited Tax Series
 2001 BAN
 3.40%, 06/28/02(i)                             --    --      3,187   3,192,804
-------------------------------------------------------------------------------
Cape May (County of) General Improvements
 Unlimited Tax Series 1994 GO
 5.35%, 08/01/02(b)                            AAA    Aaa     1,000   1,013,148
-------------------------------------------------------------------------------
                                                                      4,205,952
-------------------------------------------------------------------------------
NEW MEXICO-1.08%
New Mexico (State of); Refunding Unlimited
 Tax Series 2001 A GO
 5.00%, 09/01/02                               AA+    Aa1     3,240   3,281,780
-------------------------------------------------------------------------------
New Mexico Highway Commission; Sr. Sub Lien
 Tax Series 1998 A RB
 4.50%, 06/15/02                               AA+    Aa2     2,200   2,212,315
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                RATING(a)    PAR
                                               S&P MOODY'S  (000)     VALUE
NEW MEXICO-(CONTINUED)
New Mexico Highway Commission; Sub Lien Tax
 Series 1998 B RB
 3.70%, 06/15/02                               AA-   A1    $ 4,000 $ 4,008,210
------------------------------------------------------------------------------
New Mexico Highway Commission; Sr. Sub Lien
 Tax Series 2000 A RB
 5.50%, 06/15/02                               AA+   Aa2     1,000   1,006,883
------------------------------------------------------------------------------
New Mexico Hospital Equipment Loan Council
 (Dialysis Clinic Inc. Project); VRD Series
 2000 RB (LOC-Wachovia Bank N.A.)
 1.63%, 07/01/25(c)                            --  VMIG-1    5,000   5,000,000
------------------------------------------------------------------------------
New Mexico Severance Tax; Supplemental Series
 2000 C RB
 4.50%, 07/01/02                               A+    Aa3     1,000   1,004,147
------------------------------------------------------------------------------
Santa Fe (City of) Public School District;
 Unlimited Tax Series 2001 GO
 3.00%, 08/01/02                               --    Aa3     3,900   3,910,242
------------------------------------------------------------------------------
                                                                    20,423,577
------------------------------------------------------------------------------
NEW YORK-0.29%
Cobleskill-Richmondville (Cities of) Central
 School District; Unlimited Tax Series 2001
 BAN
 3.25%, 06/27/02                               --   MIG-1    4,475   4,481,008
------------------------------------------------------------------------------
Suffolk (County of) Water Authority;
 Waterworks Series 1992 C RB
 6.00%, 06/01/02(d)(e)                         NRR   NRR     1,000   1,027,145
------------------------------------------------------------------------------
                                                                     5,508,153
------------------------------------------------------------------------------
NORTH CAROLINA-2.80%
North Carolina Capital Facilities Financing
 Agency (Elon College); Refunding VRD Series
 2001 A RB (LOC-Bank of America N.A.)
 1.55%, 01/01/14(c)(f)                         --    --      4,900   4,900,000
------------------------------------------------------------------------------
North Carolina Capital Facilities Financing
 Agency (NCA&T University Foundation); VRD
 Housing Facilities Series 2001 RB (LOC-First
 Union National Bank)
 1.55%, 07/01/32(c)                            --  VMIG-1   13,700  13,700,000
------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P MOODY'S  (000)     VALUE
NORTH CAROLINA-(CONTINUED)
North Carolina Medical Care Community Hospital
 (Cleveland Regional Medical Center Project);
 VRD Series 2001 RB (LOC-Bank of America N.A.)
 1.50%, 01/01/18(c)(f)                          --    --    $21,200 $21,200,000
-------------------------------------------------------------------------------
North Carolina Medical Care Community Hospital
 (Pooled Equipment Funding Project); VRD
 Series 1985 RB
 1.40%, 12/01/25(b)(c)                          A-1 VMIG-1   13,300  13,300,000
-------------------------------------------------------------------------------
                                                                     53,100,000
-------------------------------------------------------------------------------
NORTH DAKOTA-0.11%
Bismarck (City of) Public School District #1;
 Refunding Unlimited Tax Series 1999 GO
 4.50%, 05/01/02                                --    Aa3     1,000   1,001,874
-------------------------------------------------------------------------------
North Dakota Building Authority; Refunding
 Lease Revenue Series 1993 A RB
 5.35%, 06/01/02(b)                             AAA   Aaa     1,000   1,006,029
-------------------------------------------------------------------------------
                                                                      2,007,903
-------------------------------------------------------------------------------
OHIO-2.71%
Butler (County of) Sewer Systems; Series 1992
 B RB
 6.25%, 12/01/02(d)(e)                          NRR   NRR     2,925   3,047,239
-------------------------------------------------------------------------------
Delaware (County of) Industrial Development
 (Radiation Sterilizers); VRD Series 1984 IDR
 (LOC-American National Bank)
 1.50%, 12/01/04(c)                             A-1   --      2,300   2,300,000
-------------------------------------------------------------------------------
Franklin (County of) Hospital (Holy Cross-MT
 Carmel); Series 1991 RB
 6.75%, 06/01/02(d)(e)                          NRR   NRR     2,000   2,058,137
-------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
 Village); Refunding Hospital VRD Series 1996
 B RB
 (LOC-Bank One N.A.)
 1.54%, 06/01/12(c)                             A-1   --      5,875   5,875,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P MOODY'S  (000)     VALUE
OHIO-(CONTINUED)
Lorain (County of) (EMH Regional Medical
 Center Project); Hospital Facilities VRD
 Series 2001 RB (LOC-National City Bank)
 1.60%, 05/01/26(c)(i)                          --    --    $16,000 $16,000,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
 Hospital Improvement VRD Series 1990 RB (LOC-
 Bank One N.A.)
 1.54%, 08/01/20(c)                             A-1   --      4,490   4,490,000
-------------------------------------------------------------------------------
Ohio Economic Development (YMCA of Greater
 Cincinnati Project); VRD Series 2001 RB (LOC-
 Bank One N.A.)
 1.55%, 11/01/21(c)                             A-1   --      9,600   9,600,000
-------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community Project);
 Multi-Family Housing VRD Series 1985 RB (LOC-
 Morgan Guaranty Trust)
 1.25%, 12/01/15(c)                             --  VMIG-1    3,556   3,556,000
-------------------------------------------------------------------------------
Ohio Public Facilities Commission (Higher
 Education Capital Facilities); Series 1992
 II-B RB
 5.40%, 11/01/02(d)(e)                          NRR   NRR     1,500   1,560,643
-------------------------------------------------------------------------------
Toledo (City of) Waterworks; Refunding and
 Improvement Series 1999 RB
 3.50%, 11/15/02(b)                             AAA   Aaa     1,340   1,356,395
-------------------------------------------------------------------------------
Youngstown (City of) School District; Series
 2001 BAN
 3.13%, 04/15/02                                --   MIG-1    1,650   1,650,454
-------------------------------------------------------------------------------
                                                                     51,493,868
-------------------------------------------------------------------------------
OKLAHOMA-3.71%
Claremore (City of) Public Works Authority;
 Refunding Capital Improvements Series 2000 RB
 5.75%, 06/01/02(b)                             --    Aaa     1,000   1,007,469
-------------------------------------------------------------------------------
Lawton (City of) Water Authority; Sales Tax &
 Utility Series 2001 RB
 4.50%, 09/01/02(b)                             AAA   Aaa       605     610,389
-------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
OKLAHOMA-(CONTINUED)
Muskogee (City of) (Muskogee Mall Ltd.
 Special Project); VRD Series 1985 RB (LOC-
 Boatmen's National Bank)
 1.75%, 12/01/15(c)                             --  VMIG-1  $ 5,100 $ 5,100,000
-------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
 (Oklahoma County Housing Preservation); VRD
 Series 2000 RB
 1.63%, 01/01/33(c)                            A-1+   --     15,000  15,000,000
-------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
 (Oxford Oaks Apartments Project); Refunding
 Mulit-Family VRD Series 2000 RB
 1.53%, 07/15/30(c)                            A-1+   --     17,800  17,800,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Capitol Dome Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.58%, 06/01/11(c)                            A-1+   --      5,665   5,665,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Oklahoma Hospital Association); VRD Series
 1999 A RB
 1.85%, 06/01/29(c)                            A-1+   --     20,500  20,500,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Oklahoma State System of Higher Education);
 Lease Series 2001 RB
 2.80%, 06/01/02(d)                            AA-    A1        825     825,000
-------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority
 (University of Tulsa); VRD Series 2000 B RB
 1.55%, 10/01/31(b)(c)                          --  VMIG-1    4,000   4,000,000
-------------------------------------------------------------------------------
                                                                     70,507,858
-------------------------------------------------------------------------------
OREGON-1.16%
Deschutes & Jefferson (Counties of) School
 District #02J (Redmond) Refunding Unlimited
 Tax Series 2001 GO
 4.50%, 06/01/02(b)                             --    Aaa     1,575   1,583,463
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
OREGON-(CONTINUED)
Oregon Health, Housing, Educational &
 Cultural Facilities Authority (Sacred Heart
 Medical Center); VRD Series 1998 A RB (LOC-
 U.S. Bank N.A.)
 1.60%, 11/01/28(c)                           A-1    --    $ 1,700 $ 1,700,000
------------------------------------------------------------------------------
Portland (City of) Community College
 District; Unlimited Tax Series 1992 A GO
 6.00%, 07/01/02(d)(e)                        NRR    NRR     1,500   1,512,863
------------------------------------------------------------------------------
Portland (City of) Community College
 District; Unlimited Tax Series 2001 B GO
 4.00%, 06/01/02                               AA    Aa2     3,005   3,011,855
------------------------------------------------------------------------------
Umatilla (County of) Hospital Facilities
 Authority (Catholic Health Initiatives);
 Refunding VRDSeries 1997 B RB (LOC-Morgan
 Guaranty Trust)
 1.70%, 12/01/24(c)                           A-1+ VMIG-1   14,300  14,300,000
------------------------------------------------------------------------------
                                                                    22,108,181
------------------------------------------------------------------------------
PENNSYLVANIA-6.13%
Allegheny (County of); Refunding Unlimited
 Tax VRD Series 2000 C-50 GO
 3.15%, 05/01/02(c)                           A-1  VMIG-1    5,000   5,000,000
------------------------------------------------------------------------------
Allegheny (County of); Unlimited Tax Series
 1992 C-39 GO
 6.00%, 05/01/02(d)(e)                        NRR    NRR     3,000   3,071,475
------------------------------------------------------------------------------
Allegheny (County of) Sanitation Authority;
 Series 1992 RB
 6.00%, 12/01/02(d)(e)                        NRR    NRR     1,000   1,046,457
------------------------------------------------------------------------------
Bedford (County of) Industrial Development
 Authority (Seton Co.-SEPA Inc. Facility);
 VRD Series 1985 IDR (LOC-First Union
 National Bank)
 1.45%, 11/01/05(c)                           A-1    --      6,500   6,500,000
------------------------------------------------------------------------------
Berks (County of) Industrial Development
 Authority (Lutheran Services Northeast);
 Refunding VRD Health Care Series 1998 A IDR
 1.50%, 01/01/28(b)(c)                         --  VMIG-1    8,624   8,624,000
------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
PENNSYLVANIA-(CONTINUED)
Blairsville-Saltsburg (Cities of) School
 District; Unlimited Tax Series 1992 GO
 6.50%, 05/15/02(d)(e)                        NRR    NRR   $ 2,000 $ 2,008,997
------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
 Regional); VRD Series 2001-3801 COP
 1.58%, 08/01/28(b)(c)(h)                    A-1+c   --      6,600   6,600,000
------------------------------------------------------------------------------
Emmaus (City of) General Authority; VRD
 Series 1996 RB
 1.50%, 12/01/28(b)(c)                        A-1    --     40,900  40,900,000
------------------------------------------------------------------------------
Franklin (County of) Industrial Development
 Authority (Chambersburg Hospital
 Obligation); Health Care VRD Series 2000
 RB
 1.58%, 12/01/24(b)(c)                        A-1    --      5,500   5,500,000
------------------------------------------------------------------------------
Garnet Valley School District Unlimited Tax
 Series 1993 GO
 5.70%, 04/01/02(d)(e)                        NRR    NRR     3,000   3,000,000
------------------------------------------------------------------------------
Lehigh (County of) General Purpose
 Authority (Lehigh Valley Health); VRD
 Hospital Series 1999 B RB
 1.46%, 07/01/29(b)(c)                        --   VMIG-1    1,390   1,390,000
------------------------------------------------------------------------------
Pennridge School District; Unlimited Tax
 Series 1997 A GO
 5.05%, 08/15/02(d)(e)                        NRR    NRR     2,000   2,017,105
------------------------------------------------------------------------------
Pocono Mountain School District; Unlimited
 Tax Series 1992 AA GO
 5.75%, 04/01/02(d)(e)                        NRR    NRR     6,000   6,000,000
------------------------------------------------------------------------------
Scranton (City of)-Lackawanna (County of)
 Health & Welfare Authority; MERLOTS VRD
 Series 2002 A-18 RB
 1.63%, 03/01/15(b)(c)(h)                     --   VMIG-1    3,440   3,440,000
------------------------------------------------------------------------------
Seneca Valley School District Unlimited Tax
 Series 1992 A GO
 5.75%, 07/01/02(d)(e)                        NRR    NRR     2,000   2,021,827
------------------------------------------------------------------------------
South Western School District; Unlimited
 Tax Series 1992 GO
 6.40%, 06/15/02(d)(e)                        NRR    NRR     3,825   3,941,201
------------------------------------------------------------------------------
University of Pittsburgh; Series 1992 A RB
 6.13%, 06/01/02(d)(e)                        NRR    NRR    12,525  12,875,763
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)     VALUE
PENNSYLVANIA-(CONTINUED)
University of Pittsburgh of the
 Commonwealth System of Higher Education
 (Pittsburgh Asset Notes-
 Panthers);Refunding Series 2001 Revenue
 Notes
 4.00%, 04/04/02                          SP-1+  MIG-1  $ 2,500 $  2,500,159
----------------------------------------------------------------------------
                                                                 116,436,984
----------------------------------------------------------------------------
RHODE ISLAND-0.05%
Rhode Island Depositors Economic
 Protection Corp.; Special Obligation
 Series 1992 A RB
 6.90%, 08/01/02(d)(e)                     NRR    NRR     1,000    1,036,816
----------------------------------------------------------------------------
SOUTH CAROLINA-1.31%
Eagle Tax Exempt Trust (South Carolina
 State Public Service Authority); VRD
 Series 2000-4001 Class A COP
 1.58%, 01/01/22(b)(c)(h)                 A-1+c   --     10,100   10,100,000
----------------------------------------------------------------------------
South Carolina Educational Facilities
 Authority for Private Nonprofit
 Institutions (The Allen University
 Project); Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.55%, 09/01/18(c)                       A-1+    --      1,925    1,925,000
----------------------------------------------------------------------------
South Carolina Public Service Authority;
 MERLOTS VRD Series 2000 L RB
 1.63%, 01/01/22(b)(c)(h)                  --   VMIG-1    6,500    6,500,000
----------------------------------------------------------------------------
South Carolina Public Service Authority
 (Santee Cooper); Series 1991 D RB
 6.50%, 07/01/02(d)(e)                     NRR    NRR     5,000    5,148,321
----------------------------------------------------------------------------
Spartanburg (City of) Waterworks;
 Refunding Series 1992 RB
 6.25%, 06/01/02(d)(e)                     NRR    NRR     1,205    1,224,183
----------------------------------------------------------------------------
                                                                  24,897,504
----------------------------------------------------------------------------
TENNESSEE-8.38%
Blount (County of) Public Building
 Authority (Local Government Public
 Improvements); VRD Series 2001 A3A RB
 1.50%, 06/01/26(b)(c)                     --   VMIG-1    8,400    8,400,000
----------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
TENNESSEE-(CONTINUED)
Clarksville (City of) Public Building
 Authority (Tennessee Municipal Bond Fund);
 VRD Pooled Funding RB (LOC-Bank of America
 N.A.)
 1.50%, Series 1994 06/01/24(c)              A-1+    --    $17,930 $17,930,000
------------------------------------------------------------------------------
 1.50%, Series 1997 11/01/27(c)               --   VMIG-1   12,800  12,800,000
------------------------------------------------------------------------------
 1.50%, Series 1999 06/01/29(c)               --   VMIG-1   22,000  22,200,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga); VRD
 Series 2000-4202 COP
 1.58%, 10/01/27(b)(c)(h)                    A-1+c   --     14,040  14,040,000
------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #2);
 Refunding VRD Series 1998 B IDR (LOC-
 Mellon Bank N.A.)
 1.70%, 09/01/16(c)                           --   VMIG-1    3,077   3,077,250
------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #3);
 Refunding VRD Series 1998 C IDR (LOC-
 Mellon Bank N.A.)
 1.70%, 09/01/16(c)                           --   VMIG-1    1,877   1,877,250
------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #4);
 Refunding VRD Series 1998 D IDR (LOC-
 Mellon Bank N.A.)
 1.70%, 09/01/16(c)                           --   VMIG-1    1,962   1,962,750
------------------------------------------------------------------------------
Jackson (City of) Health & Educational
 Facilities Board (Trinity Christian
 Academy); Refunding Educational Facilities
 VRD Series 2002 RB (LOC-Amsouth Bank)
 1.73%, 03/01/22(c)                           --   VMIG-1    5,400   5,400,000
------------------------------------------------------------------------------
Knox (County of) Health, Education &
 Housing Facilities Board (THA Solutions
 Group Inc. Project); VRD Series 1999 RB
 1.85%, 05/01/29(c)                          A-1+    --     12,600  12,600,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
TENNESSEE-(CONTINUED)
Memphis (City of) Health, Education &
 Housing Facility Board (American
 International Group Inc.); Not-For-Profit
 Multi-Family Program VRD Series 2000 RB
 1.63%, 08/01/32(c)                         A-1+   --    $10,000 $ 10,000,000
-----------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Health and Educational
 Facilities Board (Meharry Medical College
 Project); Refunding VRD Series 1998 RB
 (LOC-Nations Bank N.A.)
 1.50%, 08/01/18(c)(f)                       --    --     10,070   10,070,000
-----------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Industrial Development
 Board; Electric Series 2001 A RB
 4.50%, 05/15/02                             AA    Aa3     1,005    1,007,235
-----------------------------------------------------------------------------
Montgomery (County of) Public Building
 Authority (Tennessee County Loan Pool);
 Pooled Funding Government Obligation
 Series 1995 RB (LOC-Bank of America N.A.)
 1.50%, 03/01/25(c)                         A-1+   --      9,340    9,340,000
-----------------------------------------------------------------------------
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement); RB
 1.50%, VRD Series 2002 IV J-3
  06/01/09(b)(c)                             --  VMIG-1    2,300    2,300,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 1995 A 06/01/15(b)(c)     --  VMIG-1    6,195    6,195,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV B-7
  06/01/20(b)(c)                             --  VMIG-1    3,200    3,200,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV-3 06/01/25(b)(c)  --  VMIG-1    3,000    3,000,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV B-11
  06/01/25(b)(c)                             --  VMIG-1    1,200    1,200,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV-F-1
  06/01/25(b)(c)                             --  VMIG-1    3,400    3,400,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2002 IV J-1
  06/01/28(b)(c)                             --  VMIG-1    6,000    6,000,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV-E-1
  06/01/30(b)(c)                             --  VMIG-1    3,150    3,150,000
-----------------------------------------------------------------------------
                                                                  159,149,485
-----------------------------------------------------------------------------

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)     VALUE
TEXAS-12.07%
ABN AMRO Munitops Ctfs. Trust (Keller
 Independent School District); Refunding
 Unlimited Multistate Non-AMT VRD Series
 2001-26 Ctfs.
 2.70%, 05/15/02(c)(h)                       --   VMIG-1  $ 3,000 $ 3,000,000
-----------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
 (Panhandle Pooled Health Care); Refunding
 VRD Series 1985 RB
 (LOC-Banque Paribas)
 1.70%, 05/31/25(c)                          --   VMIG-1   10,400  10,400,000
-----------------------------------------------------------------------------
Austin (City of) Independent School
 District; Unlimited Tax Series 1997 GO
 5.00%, 08/01/02                             AAA    Aaa     2,500   2,530,099
-----------------------------------------------------------------------------
Bexar (County of) Health Facilities
 Development Corp. (Retirement Community);
 VRD Series 1985 B RB (LOC-Bank of America
 N.A.)
 1.55%, 07/01/11(c)                         A-1+    --      3,030   3,030,000
-----------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
 District; Waterworks Series 1992 RB
 6.63%, 05/01/02(d)(e)                       NRR    NRR     1,825   1,867,275
-----------------------------------------------------------------------------
Bryan (City of) Waterworks & Sewer;
 Refunding & Improvement Series 2001 RB
 3.00%, 07/01/02(b)                          AAA    Aaa     3,370   3,378,755
-----------------------------------------------------------------------------
Collin (County of) Community College
 District; Refunding Ltd. Tax Series 2001
 GO
 4.50%, 08/15/02                             AA+    Aa2     4,000   4,035,985
-----------------------------------------------------------------------------
Dallas (City of) (Equipment Acquisition
 Contractual Obligations); Ltd. Tax Series
 2001 GO
 3.00%, 08/15/02                             AAA    Aaa     5,310   5,333,470
-----------------------------------------------------------------------------
Dallas (City of) Independent School
 District; Refunding Unlimited Tax Series
 1993 GO
 5.30%, 08/15/02                             AAA    Aaa     1,000   1,011,748
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
 Road); VRD Series 2001-4305 COP
 1.58%, 08/01/14(b)(c)(h)                   A-1+c   --      7,390   7,390,000
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
TEXAS-(CONTINUED)
Eagle Tax Exempt Trust (Houston Airport);
 VRD Series 2000-4307 COP
 1.58%, 07/01/28(b)(c)(h)                    A-1+c   --    $15,750 $15,750,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water &
 Sewer); VRD Series 974305 COP
 1.58, 12/01/27(b)(c)(h)                     A-1+c   --     14,005  14,005,000
------------------------------------------------------------------------------
Ector (County of) Hospital District;
 Hospital Series 1992 RB
 7.30%, 04/15/02(d)(e)                        NRR    NRR     2,500   2,555,518
------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance
 Corp. (Lincoln Property Co.); Refunding
 VRD Series 1993 RB
 1.65%, 06/01/10(c)                          A-1+    --      2,700   2,700,000
------------------------------------------------------------------------------
Gulf Coast Water Authority; Refunding Water
 System Contract Series 1999 A RB
 4.63%, 08/15/02(b)                           AAA    Aaa     5,180   5,234,173
------------------------------------------------------------------------------
Harris (County of); Ltd. Ctfs. Obligation
 Tax Series 1991 GO
 6.50%, 10/01/02(d)(e)                        NRR    NRR     1,000   1,020,696
------------------------------------------------------------------------------
Harris (County of); Unlimited VRD Tax
 Series 2000 N1-Reg D GO
 1.60%, 08/01/03(c)                           --   VMIG-1    7,000   7,000,000
------------------------------------------------------------------------------
Harris (County of) Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); VRD Series 1992 RB
 (LOC-Texas Commerce Bank N.A.)
 1.60%, 04/01/17(c)                          A-1+    --      2,850   2,850,000
------------------------------------------------------------------------------
Harris (County of) Health Facilities
 Development Corp. (Methodist Hospital);
 Refunding Hospital VRD Series 1994 RB
 1.50%, 12/01/25(c)                          A-1+    --      6,100   6,100,000
------------------------------------------------------------------------------
Harris (County of) Health Facilities
 Development Corp. (Methodist Hospital);
 Refunding Hospital VRD Series 1997 RB
 1.50%, 12/01/26(c)                          A-1+    --     14,200  14,200,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
TEXAS-(CONTINUED)
Harris (County of) (Toll Road); Refunding
 Series 1992 A RB
 6.50%, 08/15/02(d)(e)                         NRR    NRR   $ 1,865 $ 1,932,000
-------------------------------------------------------------------------------
Irving (City of); Ltd. Ctfs. Obligations Tax
 Series 2001GO
 4.13%, 09/15/02                               AAA    Aaa     1,000   1,009,132
-------------------------------------------------------------------------------
Irving (City of) Hospital Authority (Irving
 Healthcare System); Refunding Series 1995 A
 RB
 5.20%, 07/01/02(b)(d)                         AAA    Aaa     1,280   1,289,292
-------------------------------------------------------------------------------
Klein (City of); Independent School District
 Refunding Unlimited Tax Series 1999 GO
 5.00%, 08/01/02                               AAA    Aaa     3,000   3,035,947
-------------------------------------------------------------------------------
Northside Independent School District (School
 Buildings); Unlimited Tax Series 2001 A GO
 3.00%, 08/01/31(d)                            A-1+ VMIG-1    5,000   5,006,534
-------------------------------------------------------------------------------
Palacios (City of) Independent School
 District; Unlimited Tax Series 2001 A GO
 2.70%, 12/15/02                               AAA    Aaa     2,000   2,012,839
-------------------------------------------------------------------------------
San Antonio (City of); Refunding Water Series
 1992 RB
 6.50%, 05/15/02(d)(e)                         NRR    NRR     2,385   2,447,308
-------------------------------------------------------------------------------
San Antonio (City of); Refunding Water Series
 1992 RB
 6.50%, 05/15/02(d)(e)                         NRR    NRR     1,745   1,787,638
-------------------------------------------------------------------------------
San Antonio (City of) Texas Electric & Gas
 System; Commercial Paper Notes 1.20%,
 04/05/02                                      A-1+  MIG-1   30,000  30,000,000
-------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas;
 Commercial Paper Notes
 1.25%, 05/22/02                                --    --     18,300  18,300,000
-------------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
 (Southwood Ltd I Project); VRD Series 1984
 RB (LOC-Bank of America N.A.)
 1.65%, 12/01/14(c)(i)                          --    --      3,400   3,400,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)     VALUE
TEXAS-(CONTINUED)
Sherman (City of) Higher Education Finance
 Corp. (Austin College Project); VRD
 Series 1997 RB
 (LOC-Bank of America N.A.)
 1.55%, 01/01/18(c)                         A-1+    --    $12,800 $ 12,800,000
------------------------------------------------------------------------------
Socorro (City of) Independent School
 District; Refunding Unlimited Tax Series
 2001 GO
 3.00%, 08/15/02                             AAA    --      1,675    1,681,154
------------------------------------------------------------------------------
Texas A&M University (Financing Systems);
 Refunding Series
 2001 A RB
 4.00%, 05/15/02                             AA+    Aa1     2,930    2,939,593
------------------------------------------------------------------------------
Texas Municipal Power Agency; Refunding
 Series 1992 RB
 5.75%, 09/01/02(d)(e)                       NRR    NRR     1,740    1,765,257
------------------------------------------------------------------------------
Texas (State of); Series 2001
 A-L32 TRAN
 3.75%, 08/29/02                            SP-1+  MIG-1   20,500   20,613,362
------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers); VRD
 Series 1985 IDR (LOC-American National
 Bank & Trust)
 1.50%, Series 1985 A 11/01/05(c)            A-1    --      1,900    1,900,000
------------------------------------------------------------------------------
 1.50%, Series 1985 B 11/01/05(c)            A-1    --      2,450    2,450,000
------------------------------------------------------------------------------
University of Texas (Financing Systems);
 Refunding Series 1996 B RB
 6.00%, 08/15/02                             AAA    Aaa     1,480    1,503,895
------------------------------------------------------------------------------
                                                                   229,266,670
------------------------------------------------------------------------------
UTAH-0.75%
Davis (County of) Housing Authority (Fox
 Creek Apartments); Refunding Multi-Family
 Housing VRD Series 1997 A RB (LOC-Bank
 One N.A.)
 1.54%, 08/15/27(c)                          A-1    --      4,240    4,240,000
------------------------------------------------------------------------------
Davis (County of) School District;
 Unlimited Tax Series 2001 GO
 3.50%, 06/01/02                             AAA    Aaa     1,295    1,296,847
------------------------------------------------------------------------------
JP Morgan Putters (Salt Lake County);
 Hospital VRD Series 2001 186Z RB
 1.58%, 05/15/14(b)(c)(h)                   A-1+    --      4,995    4,995,000
------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)     VALUE
UTAH-(CONTINUED)
Salt Lake City (City of) Industrial
 Development (Parkview Plaza Associates); VRD
 Series 1984 IDR (LOC-Bank One Arizona N.A.)
 1.55%, 12/01/14(c)                             A-1    --    $2,175 $ 2,175,000
-------------------------------------------------------------------------------
Tooele (County of) School District; Refunding
 Unlimited Tax
 Series 1992 GO
 6.45%, 06/01/02(b)(e)                           NRR   NRR    1,435   1,444,032
-------------------------------------------------------------------------------
                                                                     14,150,879
-------------------------------------------------------------------------------
VERMONT-0.25%
Vermont (State of); Unlimited Tax Series 2001
 A GO
 3.25%, 08/01/02                                 AA+   Aa1    2,185   2,195,837
-------------------------------------------------------------------------------
Vermont Student Assistance Corp.; Student Loan
 VRD Series 1985 RB (LOC-State Street Bank &
 Trust Co.)
 1.45%, 01/01/04(c)                              --  VMIG-1   2,640   2,640,000
-------------------------------------------------------------------------------
                                                                      4,835,837
-------------------------------------------------------------------------------
VIRGINIA-0.43%
Chesterfield (County of) (Public
 Improvements); Unlimited Tax Series 1992 GO
 5.60%, 07/15/02(d)(e)                          NRR    NRR    1,000   1,025,785
-------------------------------------------------------------------------------
Newport News (City of); Unlimited Tax Water
 Series 1992 A GO
 6.00%, 06/01/02(d)(e)                           AA    Aa2    1,000   1,017,444
-------------------------------------------------------------------------------
Norfolk (City of) (Sentara Health System);
 Commercial Paper Notes
 1.40%, 05/09/02                                A-1+   P-1    4,000   4,000,000
-------------------------------------------------------------------------------
Peninsula Ports Authority (Riverside Health
 Systems Project); Refunding Health Systems
 Series 1992 A RB
 6.63%, 07/01/02(d)                             NRR    NRR    1,000   1,031,044
-------------------------------------------------------------------------------
Virginia Public Building Authority; Building
 Series 1992 C RB
 5.75%, 08/01/02(d)(e)                          NRR    NRR    1,000   1,024,088
-------------------------------------------------------------------------------
                                                                      8,098,361
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
WASHINGTON-4.08%
ABN AMRO Munitops Ctfs. Trust (King
 County); Refunding Ltd. Multistate Non-AMT
 VRD Series 2001-1 Ctfs.
 1.57%, 07/01/06(b)(c)(h)                     --   VMIG-1  $10,000 $10,000,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington Public
 Power Supply Systems
 Project No. 2); VRD Series 964703
 Class A COP
 1.58%, 07/01/11(b)(c)(h)                    A-1+c   --      5,870   5,870,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington State);
 VRD Series 984701 COP
 1.58%, 05/01/18(c)(h)                       A-1+c   --     14,400  14,400,000
------------------------------------------------------------------------------
Issaquah (City of) Community Properties;
 Special VRD Series 2001 A RB (LOC-Bank of
 America N.A.)
 1.60%, 02/15/21(c)                           --   VMIG-1   10,150  10,150,000
------------------------------------------------------------------------------
Lake Tapps Parkway Properties; VRD Special
 Revenue Series 1999 A RB (LOC-U.S. Bank
 N.A.)
 1.65%, 12/01/19(c)                             -- VMIG-1   11,500  11,500,000
------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
 (Puget Sound Blood Center Project); VRD
 Series 1998 IDR
 (LOC-U.S. Bank Trust N.A.)
 1.55%, 04/01/23(c)                           --   VMIG-1    2,540   2,540,000
------------------------------------------------------------------------------
King (County of) School District #411
 (Issaquah); Refunding Unlimited Tax Series
 1992 GO
 6.50%, 12/01/02(d)(e)                        NRR    NRR     1,275   1,314,645
------------------------------------------------------------------------------
Port Seattle (City of) Industrial
 Development Corp. (Sysco Food Services
 Project); Refunding VRD Series 1994 IDR
 1.60%, 11/01/25(c)                          A-1+  VMIG-1    5,550   5,550,000
------------------------------------------------------------------------------
Seattle (City of); Ltd. Tax Series 2001 GO
 3.50%, 08/01/02                              AAA    Aa1     8,095   8,118,846
------------------------------------------------------------------------------
Seattle (City of) Housing Authority
 (Bayview Manor Project); VRD Low Income
 Housing Assistance Series 1994 B RB (LOC-
 U.S. Bank
 of Washington)
 1.55%, 05/01/19(c)                           A-1    --      2,595   2,595,000
------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)     VALUE
WASHINGTON-(CONTINUED)
Seattle (City of) Housing Authority (Pioneer
 Human Services Project); Refunding VRD Series
 1995 RB
 (LOC-U.S. Bank N.A.)
 1.55%, 12/01/15(c)                             A-1    --    $2,990 $ 2,990,000
-------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
 Park Apartments Project); VRD Housing Series
 2000 RB
 (LOC-U.S. Bank N.A.)
 1.65%, 11/02/05(c)                              A-1   --     1,515   1,515,000
-------------------------------------------------------------------------------
Washington (State of); Unlimited Motor Vehicle
 Fuel Tax Series 1992
 R-92D GO
 5.75%, 09/01/02                                 AA+   Aa1    1,000   1,013,221
-------------------------------------------------------------------------------
                                                                     77,556,712
-------------------------------------------------------------------------------
WEST VIRGINIA-0.05%
West Virginia University (West Virginia
 University Project); Dormitory Series 1992 A
 RB
 6.75%, 05/01/02(d)(e)                           NRR   NRR    1,000   1,004,054
-------------------------------------------------------------------------------
WISCONSIN-1.02%
Door (County of); Unlimited Corporate Purposes
 Tax Series 2002 A GO
 4.00%, 09/01/02(b)                               --   Aaa    1,440   1,453,182
-------------------------------------------------------------------------------
Hudson (City of) School District;
 Series 2002 BAN
 1.75%, 06/05/02(d)(e)                           NRR   NRR    1,700   1,701,113
-------------------------------------------------------------------------------
Menomonee Falls (City of);
 Series 2001 BAN
 4.00%, 07/01/02                                  --  MIG-1   1,425   1,429,521
-------------------------------------------------------------------------------
Milwaukee (County of); Unlimited Tax Series
 1997 A GO
 5.25%, 10/01/02(b)                             AAA    Aaa    2,830   2,876,943
-------------------------------------------------------------------------------
Racine (County of); Refunding Unlimited Tax
 Series 2002 B GO
 2.50%, 06/01/02                                 --    Aa2    2,110   2,112,532
-------------------------------------------------------------------------------
Wind Point (City of) (The Johnson Foundation
 Project); VRD Series 2000 RB (LOC-Harris
 Trust & Savings Bank)
 1.65%, 09/01/35(c)                             A-1+   --     4,800   4,800,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  RATING(a)   PAR
                                                 S&P MOODY'S (000)     VALUE
WISCONSIN-(CONTINUED)
Wisconsin School Districts Cash Flow Management
 Program; Series 2001
 B-1 COP
 2.25%, 11/01/02                                 --   MIG-1  $2,415 $ 2,418,189
-------------------------------------------------------------------------------
Wisconsin School Districts Cash Flow Management
 Program; Series 2001
 B-2 COP
 2.25%, 11/01/02                                 --   MIG-1   2,500   2,504,013
-------------------------------------------------------------------------------
                                                                     19,295,493
-------------------------------------------------------------------------------

                                             RATING(a)   PAR
                                            S&P MOODY'S (000)      VALUE
WYOMING-0.05%
Cheyenne (City of) Refunding Unlimited Tax
 Series 1992 GO
 6.05%, 12/01/02(d)(e)                      NRR   NRR   $1,000 $    1,030,202
-----------------------------------------------------------------------------
TOTAL INVESTMENTS-97.25%
 (Cost $1,847,110,501)(j)                                       1,847,110,501
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.75%                                52,153,906
-----------------------------------------------------------------------------
NET ASSETS-100.00%                                             $1,899,264,407
-----------------------------------------------------------------------------

Investment Abbreviations:

BAN - Bond Anticipation Notes
COP - Certificates of Participation
Ctfs. - Certificates
GO - General Obligation
IDR - Industrial Development Revenue Bonds
LOC  - Letter of Credit
Ltd. - Limited
MERLOTS - Municipal Exempt Receipts Liquidity Optional Tender
RAC - Revenue Anticipation Certificates
RAN - Revenue Anticipation Notes
RB - Revenue Bonds
Sr. - Senior
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRD - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Except as indicated in note (f) below. NRR indicates a security that is notre-rated subsequent to funding of an escrow fund (consisting of federal, state or local government obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Report of Independent Auditors.
(b) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(c) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effecton 03/31/2002.
(d) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(e) Secured by an escrow fund of U.S. government obligations.
(f) The ratings for the following securities are assigned by Fitch IBCA
    ("Fitch"):

   SECURITY                                                 RATING
   --------                                                 ------
   Pulaski (County of) Public Facilities Board               F1+
   Jacksonville (City of) Health Facilities Authority        F1+
   Miami-Dade (County of) Educational Facilities Authority   F1+
   Miami-Dade (County of) Industrial Development Authority   F1+
   North Miami (City of) Educational Facilities              F1+

--------------------------------------------------------------------------------

   SECURITY                                                              RATING
   --------                                                              ------
   Orange (County of) Health Facilities Authority                         F1+
   Palm Beach (County of)                                                 F1+
   Palm Beach (County of) Educational Facilities Authority                F1+
   Tampa (City of)                                                        F1+
   El Dorado (City of) Recreational Facilities                            F1+
   Mississippi Business Finance Corp.                                     F1+
   North Carolina Capital Facilities Financing Agency                     F1+
   North Carolina Medical Care Community Hospital                         F1+
   Metropolitan Government of Nashville and Davidson Counties Health
    and Educational Facilities Board (Meharry Medical College Project);   F1+
   Ratings are not covered by Report of Independent Auditors.

(g) Restricted Securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities was $78,276,000, which represented 4.12% of the Fund's net assets.
(h) These certificates of participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically.
(i) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(j) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2002

ASSETS:
Investments, at value (amortized cost)                        $1,847,110,501
----------------------------------------------------------------------------
Cash                                                              44,268,265
----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                 12,967,681
----------------------------------------------------------------------------
 Interest                                                          9,264,932
----------------------------------------------------------------------------
Investment for deferred compensation plan                             69,783
----------------------------------------------------------------------------
Other assets                                                         112,804
----------------------------------------------------------------------------
  Total assets                                                 1,913,793,966
----------------------------------------------------------------------------

LIABILITIES:
Payables for:
 Investments purchased                                            12,153,544
----------------------------------------------------------------------------
 Dividends                                                         2,041,790
----------------------------------------------------------------------------
 Deferred compensation plan                                           69,783
----------------------------------------------------------------------------
Accrued distribution fees                                             94,062
----------------------------------------------------------------------------
Accrued directors' fees                                                3,262
----------------------------------------------------------------------------
Accrued transfer agent fees                                           37,422
----------------------------------------------------------------------------
Accrued operating expenses                                           129,696
----------------------------------------------------------------------------
  Total liabilities                                               14,529,559
----------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,899,264,407
----------------------------------------------------------------------------

NET ASSETS:
Institutional Class                                           $1,239,058,244
----------------------------------------------------------------------------
Private Investment Class                                      $  179,094,629
----------------------------------------------------------------------------
Personal Investment Class                                     $    5,102,366
----------------------------------------------------------------------------
Cash Management Class                                         $  320,501,831
----------------------------------------------------------------------------
Reserve Class                                                 $   18,199,881
----------------------------------------------------------------------------
Resource Class                                                $  137,307,456
----------------------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                   16,600,000,000
----------------------------------------------------------------------------
 Outstanding                                                   1,239,003,413
----------------------------------------------------------------------------
Private Investment Class:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     179,079,159
----------------------------------------------------------------------------
Personal Investment Class:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                       5,094,564
----------------------------------------------------------------------------
Cash Management Class:
 Authorized                                                    6,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     320,514,172
----------------------------------------------------------------------------
Reserve Class:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      18,196,871
----------------------------------------------------------------------------
Resource Class:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     137,309,333
----------------------------------------------------------------------------
Net asset value, offering and redemption price per share for
 each class                                                   $         1.00
----------------------------------------------------------------------------


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2002

INVESTMENT INCOME:
Interest                                              $35,113,095
------------------------------------------------------------------

EXPENSES:
Advisory fees                                           3,411,527
------------------------------------------------------------------
Administrative services fees                              245,615
------------------------------------------------------------------
Custodian fees                                             80,226
------------------------------------------------------------------
Distribution fees:
Private Investment Class                                  854,058
------------------------------------------------------------------
Personal Investment Class                                 254,643
------------------------------------------------------------------
Cash Management Class                                     185,172
------------------------------------------------------------------
Reserve Class                                             197,546
------------------------------------------------------------------
Resource Class                                            165,818
------------------------------------------------------------------
Transfer agent fees                                       292,728
------------------------------------------------------------------
Directors' fees                                            12,737
------------------------------------------------------------------
Other                                                     357,714
------------------------------------------------------------------
  Total expenses                                        6,057,784
------------------------------------------------------------------
Less:Fees waived                                       (1,599,040)
------------------------------------------------------------------
  Net expenses                                          4,458,744
------------------------------------------------------------------
Net investment income                                  30,654,351
------------------------------------------------------------------
Net realized gain from investment securities               49,753
------------------------------------------------------------------
Net increase in net assets resulting from operations  $30,704,104
------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2002 AND 2001

                                                   2002            2001
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   30,654,351  $   39,911,655
-----------------------------------------------------------------------------
 Net realized gain from investment securities         49,753          11,410
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                     30,704,104      39,923,065
-----------------------------------------------------------------------------

Distributions to shareholders from net
 investment income:
 Institutional Class                             (22,419,192)    (34,442,821)
-----------------------------------------------------------------------------
 Private Investment Class                         (3,180,546)     (3,865,986)
-----------------------------------------------------------------------------
 Personal Investment Class                          (439,500)         (6,603)
-----------------------------------------------------------------------------
 Cash Management Class                            (3,004,510)       (494,924)
-----------------------------------------------------------------------------
 Reserve Class                                      (264,155)       (653,105)
-----------------------------------------------------------------------------
 Resource Class                                   (1,346,448)       (448,216)
-----------------------------------------------------------------------------
Share transactions-net:
 Institutional Class                             309,095,270     (34,486,817)
-----------------------------------------------------------------------------
 Private Investment Class                         37,137,251      58,490,952
-----------------------------------------------------------------------------
 Personal Investment Class                         4,372,127         722,437
-----------------------------------------------------------------------------
 Cash Management Class                           304,845,825       9,490,802
-----------------------------------------------------------------------------
 Reserve Class                                     2,327,048      (7,411,477)
-----------------------------------------------------------------------------
 Resource Class                                  121,845,326      11,867,057
-----------------------------------------------------------------------------
  Net increase in net assets                     779,672,600      38,684,364
-----------------------------------------------------------------------------

NET ASSETS:
 Beginning of year                             1,119,591,807   1,080,907,443
-----------------------------------------------------------------------------
 End of year                                  $1,899,264,407  $1,119,591,807
-----------------------------------------------------------------------------

NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in)   $1,899,281,005  $1,119,658,158
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                              (16,598)        (66,351)
-----------------------------------------------------------------------------
                                              $1,899,264,407  $1,119,591,807
-----------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund offers six different classes of shares, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $16,322 as of March 31, 2002 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2004.
E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. For the year ended March 31, 2002, AIM waived fees of $977,423.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2002, AIM was paid $245,615 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2002, AFS was paid $226,949 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, 0.80%

--------------------------------------------------------------------------------
and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended March 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $427,029, $169,762, $148,137, $158,037 and $132,655, respectively, as compensation under the Plan and FMC waived fees of $621,617 for the same period.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the year ended March 31, 2002, the Fund paid legal fees of $6,847 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--CAPITAL STOCK

Changes in shares outstanding during the years ended March 31, 2002 and 2001 were as follows:

                                     2002                             2001
                        -------------------------------  -------------------------------
                            SHARES          AMOUNT           SHARES          AMOUNT
                        --------------  ---------------  --------------  ---------------
Sold:
 Institutional Class     7,241,807,989  $ 7,241,807,989   5,117,923,565  $ 5,117,923,565
-----------------------------------------------------------------------------------------
 Private Investment
  Class                    373,567,962      373,567,962     363,659,424      363,659,424
-----------------------------------------------------------------------------------------
 Personal Investment
  Class                    410,703,599      410,703,599       2,316,838        2,316,838
-----------------------------------------------------------------------------------------
 Cash Management Class   1,363,378,123    1,363,378,123     114,545,861      114,545,861
-----------------------------------------------------------------------------------------
 Reserve Class             204,218,294      204,218,294     205,761,853      205,761,853
-----------------------------------------------------------------------------------------
 Resource Class            403,486,783      403,486,783      60,393,900       60,393,900
-----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class         2,929,243        2,929,243       3,302,979        3,302,979
-----------------------------------------------------------------------------------------
 Private Investment
  Class                      2,271,450        2,271,450       2,891,461        2,891,461
-----------------------------------------------------------------------------------------
 Personal Investment
  Class                        375,657          375,657           3,936            3,936
-----------------------------------------------------------------------------------------
 Cash Management Class       2,058,372        2,058,372         440,668          440,668
-----------------------------------------------------------------------------------------
 Reserve Class                 286,448          286,448         677,266          677,266
-----------------------------------------------------------------------------------------
 Resource Class              1,244,055        1,244,055         400,474          400,474
-----------------------------------------------------------------------------------------
Reacquired:
 Institutional Class    (6,935,641,962)  (6,935,641,962) (5,155,713,361)  (5,155,713,361)
-----------------------------------------------------------------------------------------
 Private Investment
  Class                   (338,702,161)    (338,702,161)   (308,059,933)    (308,059,933)
-----------------------------------------------------------------------------------------
 Personal Investment
  Class                   (406,707,129)    (406,707,129)     (1,598,337)      (1,598,337)
-----------------------------------------------------------------------------------------
 Cash Management Class  (1,060,590,670)  (1,060,590,670)   (105,495,727)    (105,495,727)
-----------------------------------------------------------------------------------------
 Reserve Class            (202,177,694)    (202,177,694)   (213,850,596)    (213,850,596)
-----------------------------------------------------------------------------------------
 Resource Class           (282,885,512)    (282,885,512)    (48,927,317)     (48,927,317)
-----------------------------------------------------------------------------------------
                           779,622,847  $   779,622,847      38,672,954  $    38,672,954
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2002 and 2001 was as follows:

                                       2002        2001
                                    ----------- -----------
       Distributions paid from:
        Ordinary income-tax-exempt  $30,654,351 $39,911,655

As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

       Undistributed ordinary income-(tax-exempt)  $ 107,080
       Capital loss carryforward                     (16,322)
       Unrealized appreciation (depreciation)       (107,356)
                                                   ---------
                                                   $ (16,598)
                                                   =========

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of capital losses incurred after October 31 and other temporary deferrals, which will reverse in future periods.
Investments have the same cost for tax and financial statement purposes.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                       INSTITUTIONAL CLASS
                         -------------------------------------------------------
                                       YEAR ENDED MARCH 31,
                         -------------------------------------------------------
                            2002          2001      2000       1999       1998
                         ----------     --------  --------  ----------  --------
Net asset value,
 beginning of period     $     1.00     $   1.00  $   1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------
Net investment income          0.02         0.04      0.03        0.03      0.03
---------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.02)       (0.04)    (0.03)      (0.03)    (0.03)
---------------------------------------------------------------------------------
Net asset value, end of
 period                  $     1.00     $   1.00  $   1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------
Total return                   2.17%        3.95%     3.32%       3.23%     3.55%
---------------------------------------------------------------------------------
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $1,239,058     $929,921  $964,396  $1,072,597  $896,904
---------------------------------------------------------------------------------
Ratio of expenses to
 average net assets:
With fee waivers               0.22%(a)     0.20%     0.20%       0.20%     0.20%
---------------------------------------------------------------------------------
Without fee waivers            0.28%(a)     0.29%     0.29%       0.28%     0.27%
---------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                        2.01%(a)     3.84%     3.25%       3.16%     3.49%
---------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $1,088,163,776.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders of the Cash Reserve Portfolio and Board of Directors of the AIM Tax-Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2002, the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three year period ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio as of March 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young LLP

Houston, Texas
May 10, 2002

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001

The address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.
--------------------------------------------------------------------------------

 NAME, YEAR OF BIRTH AND    DIRECTOR PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
 POSITION(S) HELD WITH      AND/OR                                                 HELD BY DIRECTOR
 THE COMPANY                OFFICER
                            SINCE
-------------------------------------------------------------------------------------------------------------------
 INTERESTED PERSON
 Robert H. Graham* - 1946   1985     Chairman, President and                       None
 Director, Chairman and              Chief Executive Officer,
 President                           A I M Management Group
                                     Inc. (financial services
                                     holding company);
                                     Chairman and President,
                                     A I M Advisors, Inc.
                                     (registered investment
                                     advisor); Director and
                                     Senior Vice President,
                                     A I M Capital
                                     Management, Inc.
                                     (registered investment
                                     advisor); Chairman,
                                     A I M Distributors, Inc.
                                     (registered broker
                                     dealer), A I M Fund
                                     Services, Inc.
                                     (registered transfer
                                     agent) and Fund
                                     Management Company
                                     (registered broker
                                     dealer); and Director
                                     and Vice Chairman,
                                     AMVESCAP PLC (parent of
                                     AIM and a global
                                     investment management
                                     firm)
 INDEPENDENT DIRECTORS
 Frank S. Bailey - 1939     2001     Of Counsel, law firm of                       Badgley Funds, Inc. (registered
 Director                            Baker & McKenzie                              investment company)
 Bruce L. Crockett - 1944   1992     Chairman, Crockett                            ACE Limited (insurance company);
 Director                            Technology Associates                         and Captaris, Inc. (unified
                                     (technology consulting                        messaging provider)
                                     company)
 Albert R. Dowden - 1941    2000     Chairman, Cortland                            None
 Director                            Trust, Inc. (registered
                                     investment company) and
                                     DHJ Media, Inc.;
                                     Director, Magellan
                                     Insurance Company;
                                     Member of Advisory Board
                                     of Rotary Power
                                     International (designer,
                                     manufacturer, and seller
                                     of rotary power
                                     engines); formerly,
                                     Director, President and
                                     CEO, Volvo Group North
                                     America, Inc.; and
                                     director of various
                                     affiliated Volvo
                                     companies
 Edward K. Dunn, Jr. - 1935 1998     Formerly, Chairman,                           None
 Director                            Mercantile Mortgage
                                     Corp.; Vice Chairman,
                                     President and Chief
                                     Operating Officer,
                                     Mercantile-Safe Deposit
                                     & Trust Co.; and
                                     President, Mercantile
                                     Bankshares Corp.
 Jack M. Fields - 1952      1997     Chief Executive Officer,                      Administaff
 Director                            Twenty First Century
                                     Group, Inc. (government
                                     affairs company)
 Carl Frischling - 1937     1992     Partner, law firm of                          Cortland Trust, Inc. (registered
 Director                            Kramer Levin Naftalis                         investment company)
                                     and Frankel LLP
 Prema Mathai-Davis - 1950  1998     Formerly, Chief                               None
 Director                            Executive Officer, YWCA
                                     of the USA
 Lewis F. Pennock - 1942    1992     Partner, law firm of                          None
 Director                            Pennock & Cooper
 Ruth H. Quigley - 1935     2001     Retired                                       None
 Director
 Louis S. Sklar - 1939      1992     Executive Vice                                None
 Director                            President, Development
                                     and Operations, Hines
                                     Interests Limited
                                     Partnership (real estate
                                     development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

--------------------------------------------------------------------------------
As of December 31, 2001

The address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.
--------------------------------------------------------------------------------

 NAME, YEAR OF BIRTH AND             DIRECTOR PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S)
 POSITION(S) HELD WITH THE COMPANY   AND/OR                                                 HELD BY DIRECTOR
                                     OFFICER
                                     SINCE
-----------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
 Gary T. Crum - 1947                 1985     Director and President,                       N/A
 Senior Vice President                        A I M Capital
                                              Management, Inc.;
                                              Director and Executive
                                              Vice President, A I M
                                              Management Group Inc.;
                                              Director and Senior Vice
                                              President, A I M
                                              Advisors, Inc.; and
                                              Director, A I M
                                              Distributors, Inc. and
                                              AMVESCAP PLC (parent of
                                              AIM and a global
                                              investment management
                                              firm)
 Carol F. Relihan - 1954             1986     Director, Senior Vice                         N/A
 Senior Vice President and Secretary          President, General
                                              Counsel and Secretary,
                                              A I M Advisors, Inc. and
                                              A I M Management Group
                                              Inc.; Director, Vice
                                              President and General
                                              Counsel, Fund Management
                                              Company; and Vice
                                              President, A I M Fund
                                              Services, Inc., A I M
                                              Capital Management, Inc.
                                              and A I M Distributors,
                                              Inc.
 Stuart W. Coco - 1955               1992     Senior Vice President-                        N/A
 Vice President                               Director of Fixed Income
                                              Research, A I M Capital
                                              Management, Inc.; and
                                              Vice President, A I M
                                              Advisors, Inc.
 Melville B. Cox - 1943              1992     Vice President and Chief                      N/A
 Vice President                               Compliance Officer,
                                              A I M Advisors, Inc. and
                                              A I M Capital
                                              Management, Inc.; and
                                              Vice President, A I M
                                              Fund Services, Inc.
 Karen Dunn Kelley - 1960            1992     Senior Vice President-                        N/A
 Vice President                               Director of Cash
                                              Management, A I M
                                              Capital Management,
                                              Inc.; Director and
                                              President, Fund
                                              Management Company; and
                                              Vice President, A I M
                                              Advisors, Inc.
 Dana R. Sutton - 1959               1988     Vice President and Fund                       N/A
 Vice President and Treasurer                 Treasurer, A I M
                                              Advisors, Inc.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND           INVESTMENT ADVISOR            DISTRIBUTOR                  AUDITORS
11 Greenway Plaza            A I M Advisors, Inc.          Fund Management Company      Ernst & Young LLP
Suite 100                    11 Greenway Plaza             11 Greenway Plaza            1221 McKinney, Suite 2400
Houston, TX 77046            Suite 100                     Suite 100                    Houston, TX 77010-2000
                             Houston, TX 77046             Houston, TX 77046

COUNSEL TO THE FUND
Ballard Spahr                COUNSEL TO THE TRUSTEES       TRANSFER AGENT               CUSTODIAN
Andrews & Ingersoll, LLP     Kramer, Levin, Naftalis &     A I M Fund Services, Inc.    The Bank of New York
1735 Market Street           Frankel LLP                   P.O. Box 4739                90 Washington Street, 11th Floor
Philadelphia, PA 19103       919 Third Avenue              Houston, TX 77210-4739       New York, NY 10286
                             New York, NY 10022


REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2002.

AIM Tax-Free Cash Reserve Fund Institutional Class shares paid ordinary dividends in the amount of $0.0143 per share during its tax year ended March 31, 2002. Of this amount, 100.00% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

                                                                                         Tax-Free
                                                                                         Investments Co.
                                                                                         (TFIC)



                                                                                         Cash Reserve
                                                                                         Portfolio
                                                                                         ------------------------------------------
                                                                                         Institutional           ANNUAL
                                                                                         Class                   REPORT





















                                                                                                                  MARCH 31, 2002















This report may be distributed only to current shareholders or                                 [AIM LOGO APPEARS HERE]
     to persons who have received a current prospectus.                                        --Registered Trademark--


TFIC-AR-1